U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	__

Post-Effective Amendment No.	22

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	23
(Check appropriate box or boxes)

CM ADVISORS FAMILY OF FUNDS
 (Exact Name of Registrant as Specified in Charter)

805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:     (512) 329-0050

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, NC 27609

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on (July 1, 2014 ) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CM ADVISORS FUND
Class I Shares
Ticker CMAFX

CM ADVISORS SMALL CAP VALUE FUND
Class I Shares
Ticker CMOVX

CM ADVISORS FIXED INCOME FUND
Ticker CMFIX

SERIES OF THE CM ADVISORS FAMILY OF FUNDS

PROSPECTUS

July 1, 2014

Managed By
Van Den Berg Management I, Inc.
(d/b/a CM Fund Advisors)
(the “Advisor”)

805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

For questions or for Shareholder Services, please call 1-888-859-5856.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary: CM Advisors Fund	3
Fund Summary: CM Advisors Small Cap Value Fund	11
Fund Summary: CM Advisors Fixed Income Fund	20
Other Information About the Funds’ Investment Objectives, Investment Strategies and Related Risks	28
Management and Administration	29
How Net Asset Value is Determined	31
How to Buy Shares	32
How to Exchange Shares	37
How to Redeem Shares	37
Distributions	40
Federal Taxes	40
Financial Highlights	41
For More Information	back cover

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CM ADVISORS FUND

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Advisors Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.30%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Advisors Fund’s Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include “Acquired Fund Fees and Expenses.”

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Example

This Example is intended to help you compare the cost of investing in Class I shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

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•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings , Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.
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PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Capitalization Risk – Stocks of small capitalization (“small cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

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•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Advisors Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

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•	Other Investment Companies Risk – Investments in other investment companies, including money market funds, subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one, five and ten years compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class I Shares
Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2014 is 3.72% .

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

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Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Five Years	Ten Years
CM Advisors Fund - Class I shares
Return Before Taxes	20.66%	13.85%	4.54%
Return After Taxes on Distributions	20.66%	13.79%	4.17%
Return After Taxes on Distributions and Sale of Fund Shares	11.70%	11.14%	3.63%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	32.69%	16.75%	7.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

Arnold Van Den Berg, James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Advisors Fund.

Name	Title with the Advisor	Length of Service to the Fund
Arnold Van Den Berg	Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Advisors Fund’s inception on May 13, 2003
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Advisors Fund’s inception on May 13, 2003
Stephen W. Shipman	Senior Portfolio Manager	Since October 17, 2011

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PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$250,000 (although the minimum may be waived or reduced under certain circumstances)

Minimum Subsequent Investments

There is no minimum additional investment amount except that the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Advisors Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Advisors Fund should be sent to the CM Advisors Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Advisors Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Advisors Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisors Fund and its related companies may pay the intermediary for the sale of Advisors Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Advisors Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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CM ADVISORS SMALL CAP VALUE FUND

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.56%
Total Annual Fund Operating Expenses	2.56%
Fee Waivers and Expense Reimbursements[1]	1.31%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.25%

[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2015 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2015 without the approval of the Board of Trustees (the “Board”) of the CM Advisors Family of Funds (the “Trust”).

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Example

This Example is intended to help you compare the cost of investing in Class I shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2015 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$672	$1,234	$2,797

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies (“small cap”) that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2014, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $9.39 billion. The market capitalization of a company in the Small
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Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise;

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.
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PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector.

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To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Small Cap Value Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments

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or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Small Cap Value Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class I shares for each full calendar year over the life of the Small Cap Value Fund – Class I shares, and by showing how the average annual total returns of Class I shares compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.
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CM Advisors Small Cap Value Fund Class I Shares
Calendar Year Returns

The year-to-date return of the Small Cap Value Fund’s Class I shares through March 31, 2014 is 4.57% .

Quarterly Returns During This Time Period

Highest:	13.49% (quarter ended March 31, 2012)
Lowest:	-5.11% (quarter ended June 30, 2012)

Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Since Inception (April 15, 2011)
CM Advisors Small Cap Value Fund – Class I shares
Return Before Taxes	26.64%	12.17%
Return After Taxes on Distributions	25.18%	11.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.29%	9.44%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	14.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
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MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Small Cap Value Fund.

Name	Title with the Advisor	Length of Service to the Fund
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Small Cap Value Fund’s inception on April 15, 2011
Stephen W. Shipman	Senior Portfolio Manager	Since October 17, 2011

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$250,000 (although the minimum may be waived or reduced under certain circumstances)

Minimum Subsequent Investments

There is no minimum additional investment amount except that the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Small Cap Value Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Small Cap Value Fund should be sent to the CM Advisors Small Cap Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Small Cap Value Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Small Cap Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Value Fund and its related companies may pay the intermediary for the sale of Small Cap Value Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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CM ADVISORS FIXED INCOME FUND

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Fixed Income Fund (the “Fixed Income Fund”) is to seek to preserve capital and maximize total return.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund.

Shareholder Fees (fees paid directly from your investment)	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.79%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund’s Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

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Portfolio Turnover

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND

To meet its investment objective, the Fixed Income Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fixed Income Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fixed Income Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other RICs that invest primarily in fixed income securities. Fixed Income Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fixed Income Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fixed Income Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., S&P, Moody’s and Fitch) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fixed Income Fund); and (ii) offer opportunities for price appreciation.

The Fixed Income Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fixed Income Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fixed Income Fund may purchase. The Fixed Income Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.
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While the Fixed Income Fund’s primary focus is investing in fixed income securities, the Fixed Income Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. The Fixed Income Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

All investments carry risks, and an investment in the Fixed Income Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fixed Income Fund. To help you understand the risks of investing in the Fixed Income Fund, the principal risks of an investment in the Fixed Income Fund are generally described below:

•	Market Risk – Market risk refers to the risk that the value of securities in the Fixed Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fixed Income Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fixed Income Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions.

•	Income Risk – One of the Fixed Income Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fixed Income Fund’s current income will be adversely affected and reduced.

•	Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fixed Income Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fixed Income Fund, especially if the Fixed Income Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•	Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fixed Income Fund’s income will be reduced. If the issuer fails to repay

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principal, the value of that security and of the Fixed Income Fund’s shares may be reduced. To the extent the Fixed Income Fund invests in lower rated fixed income securities, the Fixed Income Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fixed Income Fund may be of any credit quality, maturity or yield. Accordingly, the Fixed Income Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fixed Income Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fixed Income Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

•	Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fixed Income Fund’s net asset value. These risks can reduce the value of the Fixed Income Fund’s shares and the income it earns.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fixed Income Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fixed Income Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Management Style Risk – The share price of the Fixed Income Fund changes daily based on the performance of the securities in which it invests. The ability of the Fixed Income Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fixed Income Fund’s assets and selection of securities. The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fixed Income Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results.

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In addition, the Fixed Income Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fixed Income Fund’s portfolio may be adversely affected.

•	Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fixed Income Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

•	Regional and Sector Risk – Regional and sector risk is the risk that if the Fixed Income Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fixed Income Fund’s investments more than if its investments were not so focused. To the extent the Fixed Income Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fixed Income Fund’s portfolio may be negatively affected.

•	Other Investment Companies Risk – Investments in other investment companies, including money market funds, subject the Fixed Income Fund to additional operating and management fees and expenses. Fixed Income Fund investors will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund’s performance from year to year and by showing how the Fixed Income Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.
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CM Advisors Fixed Income Fund
Calendar Year Returns

The Fixed Income Fund’s year-to-date return through March 31, 2014 is 0.78%.

Quarterly Returns During This Time Period

Highest:	7.18% (quarter ended September 30, 2007)
Lowest:	-2.80% (quarter ended June 30, 2007)

Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Five Years	Since Inception (March 24, 2006)
CM Advisors Fixed Income Fund
Return Before Taxes	0.01%	5.88%	6.15%
Return After Taxes on Distributions	-0.51%	4.83%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	0.01%	4.23%	4.27%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
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MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

Arnold Van Den Berg and David K. Woytek are primarily responsible for the day-to-day management of the Fixed Income Fund.

Name	Title with the Advisor	Length of Service to the Fund
Arnold Van Den Berg	Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager	Since October 17, 2011 and previously from the Fixed Income Fund’s Inception in 2006 to 2009
David K. Woytek	Fixed Income Portfolio Manager and Fixed Income/ Credit Analyst	Since October 17, 2011

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$2,500 ($1,000 for tax-deferred and tax-exempt accounts, including IRA accounts, and $100 for an automatic investment plan.)

Minimum Subsequent Investments

There is no minimum additional investment amount except for those participating in the automatic investment plan, for which the minimum subsequent investment is $100.

General Information

You may purchase or redeem (sell) shares of the Fixed Income Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fixed Income Fund should be sent to the CM Advisors Fixed Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Fixed Income Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fixed Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fixed Income Fund and its related companies may pay the intermediary for the sale of Fixed Income Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fixed Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Other Information About the Funds’ Investment
Objectives, Investment Strategies and Related Risks

Each Fund’s investment objective may be changed by the Board without shareholder approval upon at least 60 days’ prior written notice to shareholders. An investment in the Funds should not be considered a complete investment program. An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle.

The Advisors Fund and the Small Cap Value Fund generally sell securities when the Advisor believes other opportunities are more attractive or that such securities are unlikely to benefit from current business, market, and economic conditions. The Fixed Income Fund will generally sell fixed income securities when the Advisor believes that they no longer represent attractive values, or no longer fit the desired mix of securities for the Fixed Income Fund.

Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Although the investment strategies of the Advisors Fund, the Small Cap Value Fund and the Fixed Income Fund emphasize longer-term investments that typically result in portfolio turnover of less than 100%, these Funds may, from time to time, have a higher portfolio turnover when the Advisor’s implementation of the Fund’s investment strategy or a temporary defensive position results in more frequent portfolio trading. Since trading equity securities normally costs a Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on such Fund’s performance. In addition, because sales of securities in each Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders. For example, if a Fund experiences high portfolio turnover in a given year, such turnover would likely result in short-term capital gains. Shareholders will be taxed on short-term capital gains at ordinary income tax rates.

To the extent a Fund makes investments regulated by the Commodities Futures Trading Commission (“CFTC”), it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA. If a Fund is unable to comply with the requirements of Rule 4.5, it may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.
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Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements). When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Management and Administration

Investment Advisor. Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) serves as the Funds’ investment advisor and manages the investments in each Fund’s portfolio. The Advisor’s principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Advisor has been engaged in the investment advisory business since 1974 under the assumed (d/b/a) names “Century Management” and “CM Fund Advisors.”

The Advisor has entered into an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), under which the Advisor selects the securities and manages the investments for the Funds, subject to the oversight of the Board. Under the Advisory Agreements, the Advisors Fund and the Small Cap Value Fund each pay the Advisor a monthly fee at the annual rate of 1.00% of its average daily net assets and the Fixed Income Fund pays the Advisor a monthly fee at the annual rate of 0.50% of its average daily net assets. The total management fee paid, as a percentage of average net assets, for the fiscal year ended February 28, 2014 was 1.00% for the Advisors Fund and 0.50% for the Fixed Income Fund. The Advisor waived its entire management fee for the fiscal year ended February 28, 2014 for the Small Cap Value Fund.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Advisors Fund and the Fixed Income Fund and not more than 1.25% of the average daily net assets of the Small Cap Value Fund, each until July 1, 2015 . It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreements may also be terminated by the Advisor and the Board at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in each Expense Limitation Agreement.

Arnold Van Den Berg, James D. Brilliant and Stephen W. Shipman are jointly and primarily responsible for the day-to-day management of the Advisors Fund. Mr. Van Den Berg is Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor. He oversees the management and administration of the Funds and has served as co-portfolio manager or a member of an investment committee managing the Advisors Fund since its inception. Mr. Van Den Berg founded
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the Advisor in 1974 and has worked in the investment management business for over 42 years. Mr. Brilliant is Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor. He is a Chartered Financial Analyst (CFA) and has been employed by the Advisor since 1986. Mr. Brilliant has more than 26 years of investment management and financial analysis experience and has served as co-portfolio manager or a member of an investment committee managing the Advisors Fund since its inception. Mr. Shipman, Senior Portfolio Manager of the Advisor, is a CFA and has been employed by the Advisor since 2009. Mr. Shipman has more than 27 years of investment management and financial industry experience. Prior to joining the Advisor, he served as Executive Vice President and Director of Research of Bjurman, Barry & Associates from 1997-2009. Mr. Shipman has served as a member of the investment committee managing the Advisors Fund since October 17, 2011.

Mr. Brilliant and Mr. Shipman are jointly and primarily responsible for the day-to-day management of the Small Cap Value Fund. Mr. Brilliant has managed the Small Cap Value Fund since its inception. Mr. Shipman has managed the Small Cap Value Fund since October 17, 2011.

The Fixed Income Fund is managed by Arnold Van Den Berg and David K. Woytek, who became jointly and primarily responsible for the day-to-day management of the Fixed Income Fund on October 17, 2011. Mr. Van Den Berg previously managed the Fixed Income Fund for the period from the Fixed Income Fund’s inception to 2009. Mr. Woytek, Fixed Income Portfolio Manager and Fixed Income/Credit Analyst of the Advisor, is a CFA, and also holds the designations of Certified Public Accountant, Certified Financial Planner, Chartered Financial Consultant and Chartered Life Underwriter. He has been employed by the Advisor since 2004. He has more than 13 years of investment management and financial industry experience.

The Funds’ Statement of Additional Information (the “SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Board Approval of the Advisory Agreement. A discussion of the factors considered by the Board in its most recent approval of the Advisory Agreements for the Funds, including the Board’s conclusions with respect thereto, is available in the Funds’ Annual Report to shareholders for the fiscal year ended February 28, 2014 . You may obtain a copy of the Funds’ Annual Report, without charge, upon request to the Funds.

Board of Trustees. Each Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on November 22, 2002. The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of each Fund’s business affairs.

Administrator and Transfer Agent. Ultimus Fund Solutions, LLC (the “Administrator” or the “Transfer Agent,” as appropriate), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent and fund accounting agent. Management and administrative services of the Administrator include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting,
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tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

Custodian. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as the custodian of the Funds’ securities.

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”) is the principal underwriter for each Fund and serves as the exclusive agent for the distribution of Fund shares. The Distributor may sell each Fund’s shares to or through qualified securities dealers or other approved entities.

Other Expenses. In addition to the investment advisory fees, each Fund pays all expenses not expressly assumed by the Advisor, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; the fees and expenses of its administrator and transfer agent ; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Annual Fund Operating Expenses. In the sections entitled “Fund Summary: CM Advisors Fund – Fees and Expenses of the Fund,” “Fund Summary: CM Advisors Small Cap Value Fund – Fees and Expenses of the Fund” and “Fund Summary: CM Advisors Fixed Income Fund – Fees and Expenses of the Fund,” the “Total Annual Fund Operating Expenses” are based upon the actual expenses incurred by the applicable Fund for the fiscal year ended February 28, 2014.

How Net Asset Value is Determined

The net asset value (“NAV”) of each Fund’s shares (or share class) is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate a Fund’s NAV (or the NAV of a share class), its assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded, such as a small
31

cap stock, or so recently issued that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ NAV calculation; (iii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iv) the exchange on which the portfolio security is principally traded closes early; or (v) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculation. Pursuant to policies adopted by the Board, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Board (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The Board monitors and evaluates the Funds’ use of fair value pricing, and periodically reviews the results of any fair valuation under the Funds’ policies. To the extent any assets of a Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and not traded on an exchange, the Fund’s NAV with respect to those assets is calculated based upon the NAV of such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If securities in which the Funds invest are listed primarily on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when you will not be able to purchase or redeem shares of the Funds.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form. See “How to Buy Shares” and “How to Redeem Shares” for instructions regarding the “proper form” for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see “How to Redeem Shares - Redemption Fee” for details).

How to Buy Shares

The Advisors Fund and the Small Cap Value Fund are composed of multiple classes of shares. In addition to Class I shares offered through this Prospectus, these Funds offer Class R shares in a separate Prospectus and the Small Cap Value Fund offers Class C shares which are also sold in a separate Prospectus. The different share classes of a Fund represent interests in the same portfolio of investments and have the same rights, but differ primarily in the minimum investment requirements and expenses to which they are subject. You should consult your financial advisor for assistance in helping you decide which share class is best for you. The Fixed Income Fund has only one class of shares which is offered through this Prospectus.
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Shares of each Fund may be purchased without imposition of an initial sales charge. Such shares of each Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. Each Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. Confirmations of all purchases or redemptions of Fund shares will be mailed to you if shares are purchased through the Fund. Certificates representing shares are not issued.

Minimum Initial Investment. Shares of the Fixed Income Fund and Class I shares of the Advisors Fund and the Small Cap Value Fund may be purchased directly through the Fund, by any account managed by the Advisor or by any broker-dealer or other financial intermediary authorized to sell shares of the Funds. The minimum initial investment is generally $250,000 for accounts in Class I shares of the Advisors Fund and the Small Cap Value Fund. The minimum initial investment is generally $2,500 for taxable accounts and $1,000 for tax deferred and tax exempt accounts in the Fixed Income Fund. The minimum investment requirements for all Funds may be waived or reduced for any reason at the discretion of the Advisor. In addition, the minimum initial investment for Class I shares of the Advisors Fund and the Small Cap Value Fund will be waived for clients of the Advisor, certain broker-dealers or other financial intermediaries that have entered into appropriate arrangements with the Advisors Fund or the Small Cap Value Fund, or shareholders who established accounts in a Fund prior to July 1, 2011 and have continuously held shares in such Fund since July 1, 2011.

Opening an Account. An account may be opened by mail or bank wire, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the applicable Fund; please reference Class I shares if applicable to ensure proper crediting to your account.

•	Mail the application and the check to the Transfer Agent at the following address:

CM Advisors Family of Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction. The Funds do not accept third party checks, checks drawn on non-U.S. financial institutions, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks.
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By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

By Wire Transfer. To open a new account by wire transfer from your financial institution, call the Transfer Agent at 1-888-859-5856. A representative will assist you in obtaining an account application by telecopy or mail, which must be completed, signed and telecopied or mailed to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Funds. An order is considered received when the Funds receive payment by wire in proper form. However, the completed and signed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Funds may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Funds. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments. Once an account is opened, additional purchases of Fund shares may be made at any time. There is no minimum additional investment amount except for those participating in an automatic investment plan described below. Additional purchases may be made:

•	By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Funds as a result of any check returned for insufficient funds.

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•	By wire transfer from your financial institution as described under “Opening an Account – By Wire Transfer.” Shareholders should call the Transfer Agent at 1-888-859-5856 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plan. You may make automatic monthly or quarterly investments in a Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the automatic investment plan and investments are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Please call 1-888-859-5856 for more information.

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Funds based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Funds may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund’s NAV.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.
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After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Funds will not be responsible for any loss incurred due to the Funds’ inability to verify your identity.

Frequent Trading Policies. Frequent purchases and redemptions (“Frequent Trading”) of shares of a Fund by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure compliance with the Funds’ policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to Frequent Trading. Instead the Funds us a subjective approach that permits them to reject any purchase order that a Fund believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Funds’ policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Funds review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

A redemption fee is charged on redemptions of shares of the Advisors Fund or the Small Cap Value Fund occurring within 180 days of the purchase of such shares. The fee is intended to defray the costs of liquidating an investor’s position in the Fund and to discourage Frequent Trading of Fund shares. See the section entitled “How to Redeem Shares – Redemption Fee” for additional information on the redemption fee.

Although the Funds have taken steps to discourage Frequent Trading of Fund shares, they cannot guarantee that such trading will not occur.
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How to Exchange Shares

Shares of the Fixed Income Fund may be exchanged for Class I shares of any series of the Trust. Class I shares of each Fund may be exchanged for shares of the same class of shares of any other series of the Trust or shares of any series of the Trust that does not offer multiple share classes. However, you must meet the minimum investment requirements for the Fund or share class into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-888-859-5856. Please provide the following information:

•	Your name and telephone number

•	The exact name of your account and your account number

•	Taxpayer identification number (usually your Social Security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

How to Redeem Shares

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.
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By Mail. You may redeem shares by mailing a written request to CM Advisors Family of Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-859-5856.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

By Wire Transfer. Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. If your instructions request a redemption by wire, you will be charged a $15 processing fee by the Custodian. The Funds reserve the right, upon 30 days’ written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or
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brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address of record for the account.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds. Your redemption will be processed at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment. The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. A wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.

Redemption Fee. A redemption fee of 1% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of shares of the Advisors Fund or the Small Cap Value Fund occurring within 180 days of the date of purchase. No redemption fee will be imposed on the exchange of shares of one Fund for shares of another Fund, involuntary redemptions of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Funds may require further documentation in connection with these waivers.

Minimum Account Balance. Due to the high cost of maintaining shareholder accounts, the Funds may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above) due to shareholder redemptions. This does not apply, however, if the balance falls below
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the minimum solely because of a decline in a Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Redemptions in Kind. The Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Distributions

Each Fund expects to distribute substantially all of its net investment income to its shareholders quarterly and its net realized capital gains at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Shareholders may elect to receive dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup
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withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by a Fund may be credited against a shareholder’s U.S. federal income tax liability.

You will normally be notified by February 15 of each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

As part of the Emergency Economic Stabilization Act of 2008, mutual fund companies, including the Funds, are required to report cost basis information to the Internal Revenue Service (“IRS”) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under these regulations, the Funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average cost basis (“Average Cost”), which is the mutual fund industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, that shareholder must contact the Funds at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to cost basis reporting.

Shareholders should consult with their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report to shareholders, which may be obtained at no charge by calling the Funds.
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CM ADVISORS FUND – Class I
Per share data for a Class I share outstanding throughout each year:

	Years Ended
	February 28, 2014	February 28, 2013		February 29, 2012	February 28, 2011	February 28, 2010
Net asset value at beginning of year	$11.83	$10.65		$10.56	$8.95	$5.71

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.05		0.02	0.04	0.03
Net realized and unrealized gains on investments	1.86	1.18		0.10	1.61	3.24
Total from investment operations	1.85	1.23		0.12	1.65	3.27

Less distributions:
Dividends from net investment income	—	(0.05)		(0.03)	(0.04)	(0.03)
Distributions in excess of net investment income	—	(0.00	)(a)	—	—	—
Total distributions	—	(0.05)		(0.03)	(0.04)	(0.03)

Proceeds from redemption fees collected	0.00 (a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of year	$13.68	$11.83		$10.65	$10.56	$8.95

Total return (b)	15.64%	11.61%		1.11%	18.43%	57.39%

Ratios and supplemental data:
Net assets at end of year (000's)	$136,714	$125,422		$128,461	$142,659	$146,190

Ratio of total expenses to average net assets	1.29%	1.31%		1.53%	1.52%	1.50%

Ratio of net expenses to average net assets (c)	1.29%	1.31%		1.50%	1.50%	1.49%

Ratio of net investment income (loss) to average net assets (c)	(0.07%)	0.40%		0.18%	0.39%	0.41%

Portfolio turnover rate	34%	32%		45%	15%	19%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

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CM ADVISORS SMALL CAP VALUE FUND – Class I
Per share data for a Class I share outstanding throughout each period:

	Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.25		$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(b)	0.13	0.02
Net realized and unrealized gains (losses) on investments	2.34		1.56	(0.05)
Total from investment operations	2.29		1.69	(0.03)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.01)
Distributions in excess of net investment income	—		(0.02)	—
Distributions from net realized gains	(0.64)		(0.14)	(0.12)
Total distributions	(0.64)		(0.28)	(0.13)

Proceeds from redemption fees collected	0.00	(c)	—	0.00	(c)

Net asset value at end of period	$12.90		$11.25	$9.84

Total return (d)	20.53%		17.42%	(0.17	)%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$12,790		$11,094	$8,953

Ratio of total expenses to average net assets	2.56%		2.92%	4.35	%(f)

Ratio of net expenses to average net assets (g)	1.25%		1.25%	1.25	%(f)

Ratio of net investment income (loss) to average net assets (g)	(0.40%)		1.32%	0.09	%(f)

Portfolio turnover rate	42%		44%	44	%(e)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.
(b)	Net investment loss per share is based on average shares outstanding during the year.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements.

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CM ADVISORS FIXED INCOME FUND
Per share data for a share outstanding throughout each year:

	Years Ended
	February 28, 2014		February 28, 2013	February 29, 2012	February 28, 2011	February 28, 2010
Net asset value at beginning of year	$11.64		$11.74	$11.51	$11.14	$9.99

Income (loss) from investment operations:
Net investment income	0.14		0.17	0.20	0.24	0.32
Net realized and unrealized gains (losses) on investments	(0.06)		0.04	0.53	0.49	1.19
Total from investment operations	0.08		0.21	0.73	0.73	1.51

Less distributions:
Dividends from net investment income	(0.14)		(0.17)	(0.21)	(0.26)	(0.32)
Distributions from net realized gains	(0.00	)(a)	(0.14)	(0.29)	(0.10)	(0.04)
Total distributions	(0.14)		(0.31)	(0.50)	(0.36)	(0.36)

Proceeds from redemption fees collected	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of year	$11.58		$11.64	$11.74	$11.51	$11.14

Total return (b)	0.71%		1.83%	6.37%	6.63%	15.45%

Ratios and supplemental data:
Net assets at end of year (000’s)	$128,167		$107,993	$94,317	$79,935	$46,424

Ratio of total expenses to average net assets	0.78%		0.79%	0.81%	0.90%	1.06%

Ratio of net investment income to average net assets	1.22%		1.39%	1.76%	2.13%	3.31%

Portfolio turnover rate	6%		23%	25%	21%	0%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

44

Privacy Notice
FACTS	WHAT DOES THE CM ADVISORS FAMILY OF FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CM Advisors Family of Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CM Advisors Family of Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-859-5856

Who we are
Who is providing this notice?	CM Advisors Family of Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the CM Advisors Family of Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the CM Advisors Family of Funds collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪         Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), the investment advisor to the CM Advisors Family of Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The CM Advisors Family of Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The CM Advisors Family of Funds does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

For More Information

The SAI provides additional information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free

1-888-859-5856

This Prospectus, the SAI and the most recent Annual and Semi-Annual Reports are also available without charge on the Funds’ website at www.cmadvisorsfunds.com or upon written request to Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

CM Advisors Family of Funds Investment Company Act File Number: 811-21260

CM ADVISORS FUND
Class R Shares
Ticker (CMFRX)

CM ADVISORS SMALL CAP VALUE FUND
Class R Shares
Ticker (CMRVX)

SERIES OF THE CM ADVISORS FAMILY OF FUNDS

PROSPECTUS

July 1, 2014

Managed By
Van Den Berg Management I, Inc.
(d/b/a CM Fund Advisors)
(the “Advisor”)

805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

For questions or for Shareholder Services, please call 1-888-859-5856.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary: CM Advisors Fund	3
Fund Summary: CM Advisors Small Cap Value Fund	11
Other Information About the Funds’ Investment Objectives, Investment Strategies and Related Risks	20
Management and Administration	21
Distribution Plan	23
How Net Asset Value is Determined	24
How to Buy Shares	25
How to Exchange Shares	29
How to Redeem Shares	30
Distributions	32
Federal Taxes	32
Financial Highlights	34
For More Information	back cover

2

CM ADVISORS FUND

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Advisors Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	14.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	15.96%
Fee Waivers and Expense Reimbursements[2]	14.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2]	1.76%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Advisors Fund’s Financial Highlights, which reflect the operating expenses of the Advisors Fund and do not include “Acquired Fund Fees and Expenses.”

[2]	The Advisor has entered into an Expense Limitation Agreement with the Advisors Fund under which it has agreed until July 1, 2015 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2015 without the approval of the Board of Trustees (the “Board”) of the CM Advisors Family of Funds (the “Trust”).
3

Example

This Example is intended to help you compare the cost of investing in Class R shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same, and the contractual agreement to waive management fees and reimburse other Advisors Fund expenses remains in effect until July 1, 2015 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$179	$3,123	$5,457	$9,390

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and
4

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings , Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.
5

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Capitalization Risk – Stocks of small capitalization (“small cap”) companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.
6

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Advisors Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period
7

of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies, including money market funds, subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class R shares for each full calendar year over the life of the Advisors Fund - Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class R Shares
Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class R shares through March 31, 2014 is 3.66%.

Quarterly Returns During This Time Period

Highest:	12.46% (quarter ended March 31, 2012)
Lowest:	-3.94% (quarter ended June 30, 2012)

8

Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Since Inception (July 8, 2011)
CM Advisors Fund - Class R shares
Return Before Taxes	20.11%	10.58%
Return After Taxes on Distributions	20.11%	10.56%
Return After Taxes on Distributions and Sale of Fund Shares	11.38%	8.20%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	32.69%	15.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

Arnold Van Den Berg, James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Advisors Fund.

Name	Title with the Advisor	Length of Service to the Fund
Arnold Van Den Berg	Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Advisors Fund’s inception on May 13, 2003
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Advisors Fund’s inception on May 13, 2003
Stephen W. Shipman	Senior Portfolio Manager	Since October 17, 2011

9

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$1,000

Minimum Subsequent Investments

There is no minimum additional investment amount except that the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Advisors Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Advisors Fund should be sent to the CM Advisors Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Advisors Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Advisors Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisors Fund and its related companies may pay the intermediary for the sale of Advisors Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Advisors Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
10

CM ADVISORS SMALL CAP VALUE FUND

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”) is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Small Cap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	11.51%
Total Annual Fund Operating Expenses	12.76%
Fee Waivers and Expense Reimbursements[1]	11.26%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.50%

[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2015 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2015 without the approval of the Board.

11

Example

This Example is intended to help you compare the cost of investing in Class R shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2015 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 153	$2,593	$4,669	$8,604

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2014 , the capitalization of the largest company by
12

market cap in the Russell 2000 Value Index was $9.39 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise;

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.
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The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.
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•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Small Cap Value Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to
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many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Small Cap Value Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the performance of the Small Cap Value Fund’s Class R shares for each full calendar year over the life of the Small Cap Value Fund – Class R shares, and by showing how the average annual total returns of Class R shares compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.
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CM Advisors Small Cap Value Fund Class R Shares
Calendar Year Returns

The year-to-date return of the Small Cap Value Fund’s Class R shares through March 31, 2014 is 4.50% .

Quarterly Returns During This Time Period

Highest:	13.49% (quarter ended March 31, 2012)
Lowest:	-5.11% (quarter ended June 30, 2012)

Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Since Inception (July 8, 2011)
CM Advisors Small Cap Value Fund – Class R shares
Return Before Taxes	26.35%	11.84%
Return After Taxes on Distributions	24.89%	10.97%
Return After Taxes on Distributions and Sale of Fund Shares	16.12%	9.14%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	14.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
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MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Small Cap Value Fund.

Name	Title with the Advisor	Length of Service to the Fund
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Small Cap Value Fund’s inception on April 15, 2011
Stephen W. Shipman	Senior Portfolio Manager	Since October 17, 2011

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$1,000

Minimum Subsequent Investments

There is no minimum additional investment amount except that the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Small Cap Value Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Small Cap Value Fund should be sent to the CM Advisors Small Cap Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Small Cap Value Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.
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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Small Cap Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Value Fund and its related companies may pay the intermediary for the sale of Small Cap Value Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Other Information About the Funds’ Investment
Objectives, Investment Strategies and Related Risks

Each Fund’s investment objective may be changed by the Board without shareholder approval upon at least 60 days’ prior written notice to shareholders. An investment in the Funds should not be considered a complete investment program. An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle.

Each Fund generally sells securities when the Advisor believes other opportunities are more attractive or that such securities are unlikely to benefit from current business, market, and economic conditions.

Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Although the investment strategies of each Fund emphasize longer-term investments that typically result in portfolio turnover of less than 100%, a Fund may, from time to time, have a higher portfolio turnover when the Advisor’s implementation of the Fund’s investment strategy or a temporary defensive position results in more frequent portfolio trading. Since trading equity securities normally costs the Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on such Fund’s performance. In addition, because sales of securities in each Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders. For example, if a Fund experiences high portfolio turnover in a given year, such turnover would likely result in short-term capital gains. Shareholders will be taxed on short-term capital gains at ordinary income tax rates.

To the extent a Fund makes investments regulated by the Commodities Futures Trading Commission (“CFTC”), it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA. If a Fund is unable to comply with the requirements of Rule 4.5, it may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions (e.g., money market funds, short-
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term U.S. Government obligations, commercial paper, and repurchase agreements). When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Management and Administration

Investment Advisor. Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) serves as the Funds’ investment advisor and manages the investments in each Fund’s portfolio. The Advisor’s principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Advisor has been engaged in the investment advisory business since 1974 under the assumed (d/b/a) names “Century Management” and “CM Fund Advisors.”

The Advisor has entered into an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), under which the Advisor selects the securities and manages the investments for the Funds, subject to the oversight of the Board. Under the Advisory Agreements, each Fund pays the Advisor a monthly fee at the annual rate of 1.00% of its average daily net assets. The total management fee paid, as a percentage of average net assets, for the fiscal year ended February 28, 2014 was 1.00% for the Advisors Fund. The Advisor waived its entire management fee for the fiscal year ended February 28, 2014 for the Small Cap Value Fund.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Advisors Fund and not more than 1.25% of the average daily net assets of the Small Cap Value Fund, each until July 1, 2015 . It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreements may also be terminated by the Advisor and the Board at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in each Expense Limitation Agreement.

Arnold Van Den Berg, James D. Brilliant and Stephen W. Shipman are jointly and primarily responsible for the day-to-day management of the Advisors Fund. Mr. Van Den Berg is Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor. He oversees the management and administration of the Funds and has served as co-portfolio manager or a member of an investment committee managing the Advisors Fund since its inception. Mr. Van Den Berg founded the Advisor in 1974 and has worked in the investment management business for over 42 years. Mr. Brilliant is Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor. He is a Chartered Financial Analyst (CFA) and has been employed by the Advisor since 1986. Mr. Brilliant has more than 26 years of investment management and financial analysis experience and has served as co-portfolio manager or a member of an investment committee managing the Advisors
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Fund since its inception. Mr. Shipman, Senior Portfolio Manager of the Advisor, is a CFA and has been employed by the Advisor since 2009. Mr. Shipman has more than 27 years of investment management and financial industry experience. Prior to joining the Advisor, he served as Executive Vice President and Director of Research of Bjurman, Barry & Associates from 1997-2009. Mr. Shipman has served as a member of the investment committee managing the Advisors Fund since October 17, 2011.

Mr. Brilliant and Mr. Shipman are jointly and primarily responsible for the day-to-day management of the Small Cap Value Fund. Mr. Brilliant has managed the Small Cap Value Fund since its inception. Mr. Shipman has managed the Small Cap Value Fund since October 17, 2011.

The Funds’ Statement of Additional Information (the “SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Board Approval of the Advisory Agreement. A discussion of the factors considered by the Board in its most recent approval of the Advisory Agreements for the Funds, including the Board’s conclusions with respect thereto, is available in the Funds’ Annual Report to shareholders for the fiscal year ended February 28, 2014 . You may obtain a copy of the Funds’ Annual Report, without charge, upon request to the Funds.

Board of Trustees. Each Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on November 22, 2002. The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of each Fund’s business affairs.

Administrator and Transfer Agent. Ultimus Fund Solutions, LLC (the “Administrator” or the “Transfer Agent,” as appropriate), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds’ administrator, transfer agent and fund accounting agent. Management and administrative services of the Administrator include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

Custodian. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as the custodian of the Funds’ securities.

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”) is the principal underwriter for each Fund and serves as the exclusive agent for the distribution of Fund shares. The Distributor may sell each Fund’s shares to or through qualified securities dealers or other approved entities.

Other Expenses. In addition to investment advisory fees and payments under a Rule 12b-1 Plan, each Fund pays all expenses not expressly assumed by the Advisor, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to
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shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; the fees and expenses of its administrator and transfer agent; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Annual Fund Operating Expenses. In the sections entitled “Fund Summary: CM Advisors Fund – Fees and Expenses of the Fund” and “Fund Summary: CM Advisors Small Cap Value Fund – Fees and Expenses of the Fund,” the “Total Annual Fund Operating Expenses” are based upon the actual expenses incurred by the applicable Fund for the fiscal year ended February 28, 2014.

Distribution Plan

Each Fund has adopted a Distribution Plan for its Class R shares (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) that allows it to pay for certain expenses related to the distribution of its shares (“12b-1 fees”). Expenses that 12b-1 fees may be used to pay include, but are not limited to, payments to securities dealers and other financial organizations (including payments directly to the Advisor and the Distributor) who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Funds; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Funds may, from time to time, deem advisable; and any other expenses related to the distribution and servicing of the Funds’ Class R shares.

Under the Plan, each Fund may pay a fee of up to 0.25% per annum of its average daily net assets allocable to its Class R shares. In the event the Plan is terminated by a Fund in accordance with its terms, the terminating Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Funds are authorized to make payments to the Distributor which may be retained by the Distributor or used to pay or reimburse entities providing distribution or shareholder servicing to the Funds’ Class R shares. The Distributor or the Advisor may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Funds by such organizations. The payment by the Advisor or the Distributor of any such additional compensation will not affect
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the expense ratios of the Funds. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

How Net Asset Value is Determined

The net asset value (“NAV”) of each Fund’s class of shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate a Fund’s NAV for each share class, its assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded, such as a small cap stock, or so recently issued that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ NAV calculation; (iii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iv) the exchange on which the portfolio security is principally traded closes early; or (v) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculation. Pursuant to policies adopted by the Board, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Board (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The Board monitors and evaluates the Funds’ use of fair value pricing, and periodically reviews the results of any fair valuation under the Funds’ policies. To the extent any assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act and are not traded on an exchange , the Fund’s NAV with respect to those assets is calculated based upon the NAV of such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If securities in which the Funds invest are listed primarily on foreign
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exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of the Funds’ shares may change on days when you will not be able to purchase or redeem shares of the Funds.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form. See “How to Buy Shares” and “How to Redeem Shares” for instructions regarding the “proper form” for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see “How to Redeem Shares - Redemption Fee” for details).

How to Buy Shares

Through this Prospectus, each Fund is offering Class R shares. Each Fund also offers Class I shares which are sold through a separate Prospectus, and the Small Cap Value Fund offers Class C shares which are also sold through a separate Prospectus. The different share classes of a Fund represent interests in the same portfolio of investments and have the same rights, but differ primarily in the minimum investment requirements and expenses to which they are subject. The decision as to which class of shares (R, C or I) is more beneficial to you depends on the amount of your investment and the amount of time you intend to hold your shares. You should consult your financial advisor for assistance in helping you decide which share class is best for you. Investors interested in Class C or Class I shares should call 1-888-859-5856 for a Prospectus and additional information.

Shares of each Fund may be purchased without imposition of an initial sales charge. Shares of each Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. Each Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. Confirmations of all purchases or redemptions of Fund shares will be mailed to you if shares are purchased through the Fund. Certificates representing shares are not issued.

Minimum Initial Investment. Shares of each Fund may be purchased directly through the Fund or through any broker-dealer or other financial intermediary authorized to sell shares of the Funds, including some organizations that may charge the Fund and/or the Advisor an asset based fee for services provided to such investors. The minimum initial investment is generally $1,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Advisor.

Opening an Account. An account may be opened by mail or bank wire, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the applicable Fund; please reference Class R shares to ensure proper crediting to your account.

•	Mail the application and the check to the Transfer Agent at the following address:

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CM Advisors Family of Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction. The Funds do not accept third party checks, checks drawn on non-U.S. financial institutions, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

By Wire Transfer. To open a new account by wire transfer from your financial institution, call the Transfer Agent at 1-888-859-5856. A representative will assist you in obtaining an account application by telecopy or mail, which must be completed, signed and telecopied or mailed to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Funds. An order is considered received when the Funds receive payment by wire in proper form. However, the completed and signed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Funds may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Funds. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out
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their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments. Once an account is opened, additional purchases of Fund shares may be made at any time. There is no minimum additional investment amount except for those participating in an automatic investment plan described below. Additional purchases may be made:

•	By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Funds as a result of any check returned for insufficient funds.

•	By wire transfer from your financial institution as described under “Opening an Account – By Wire Transfer.” Shareholders should call the Transfer Agent at 1-888-859-5856 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plan. You may make automatic monthly or quarterly investments in a Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the automatic investment plan and investments are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Please call 1-888-859-5856 for more information.

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Funds based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Funds may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund’s NAV.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:
27

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Funds will not be responsible for any loss incurred due to the Funds’ inability to verify your identity.

Frequent Trading Policies. Frequent purchases and redemptions (“Frequent Trading”) of shares of a Fund by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure compliance with the Funds’ policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, the Funds do not apply a quantitative definition to Frequent Trading. Instead the Funds us a subjective approach that permits them to reject any purchase order that a Fund believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Funds’ policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Funds.
28

When financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Funds review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

A redemption fee is charged on redemptions of shares of each Fund occurring within 180 days of the purchase of such shares. The fee is intended to defray the costs of liquidating an investor’s position in the Fund and to discourage Frequent Trading of Fund shares. See the section entitled “How to Redeem Shares – Redemption Fee” for additional information on the redemption fee.

Although the Funds have taken steps to discourage Frequent Trading of Fund shares, they cannot guarantee that such trading will not occur.

How to Exchange Shares

Class R shares of each Fund may be exchanged for shares of the same class of shares of any other series of the Trust. However, you must meet the minimum investment requirements for the Fund or share class into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-888-859-5856. Please provide the following information:

•	Your name and telephone number

•	The exact name of your account and your account number

•	Taxpayer identification number (usually your Social Security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.
29

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

How to Redeem Shares

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to CM Advisors Family of Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-859-5856.
30

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

By Wire Transfer. Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. If your instructions request a redemption by wire, you will be charged a $15 processing fee by the Custodian. The Funds reserve the right, upon 30 days’ written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address of record for the account.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds. Your redemption will be processed at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment. The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. A wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.

Redemption Fee. A redemption fee of 1% of the dollar value of the shares redeemed, payable to the applicable Fund, is imposed on any redemption of shares of each Fund occurring within 180 days of the date of purchase. No redemption fee will be imposed on the exchange of shares of one Fund for shares of another Fund, involuntary
31

redemptions of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2 and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Funds may require further documentation in connection with these waivers.

Minimum Account Balance. Due to the high cost of maintaining shareholder accounts, the Funds may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in a Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Redemptions in Kind. The Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Distributions

Each Fund expects to distribute substantially all of its net investment income to its shareholders quarterly and its net realized capital gains at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.
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Shareholders may elect to receive dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax ( presently at the rate of 28% ) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by a Fund may be credited against a shareholder’s U.S. federal income tax liability.

You will normally be notified by February 15 of each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

As part of the Emergency Economic Stabilization Act of 2008, mutual fund companies, including the Funds, are required to report cost basis information to the Internal Revenue Service (“IRS”) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under these regulations, the Funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average cost basis (“Average Cost”), which is the mutual fund industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, that shareholder must contact the Funds at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to cost basis reporting.

Shareholders should consult with their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.
33

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund’s Class R shares for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report to shareholders, which may be obtained at no charge by calling the Funds.
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CM ADVISORS FUND – Class R
Per share data for a Class R share outstanding throughout each period:

	Year Ended February 28, 2014	Year Ended February 28, 2013		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.83	$10.64		$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.00	)(b)	0.01
Net realized and unrealized gains on investments	1.86	1.19		0.19
Total from investment operations	1.79	1.19		0.20

Less distributions:
Distributions from net investment income	—	(0.02)		(0.01)
Distributions in excess of net investment income	—	(0.00	)(b)	—
Total distributions	—	(0.02)		(0.01)

Proceeds from redemption fees collected	0.01	0.02		—

Net asset value at end of period	$13.63	$11.83		$10.64

Total return (c)	15.22%	11.38%		1.88	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$195	$155		$123

Ratio of total expenses to average net assets	15.95%	24.80%		30.63	%(e)

Ratio of net expenses to average net assets (f)	1.75%	1.75%		1.75	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.52%)	(0.04%)		0.07	%(e)

Portfolio turnover rate	34%	32%		45%(d	)(g)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements.
(g)	Represents the year ended February 29, 2012.

35

CM ADVISORS SMALL CAP VALUE FUND – Class R
Per share data for a Class R share outstanding throughout each period:

	Year Ended February 28, 2014		Year Ended February 28, 2013	Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.24		$9.84	$10.29

Income (loss) from investment operations:
Net investment income (loss)	(0.08	)(b)	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	2.34		1.55	(0.32)
Total from investment operations	2.26		1.66	(0.33)

Less distributions:
Dividends from net investment income	—		(0.11)	—
Distributions in excess of net investment income	—		(0.01)	—
Distributions from net realized gains	(0.64)		(0.14)	(0.12)
Total distributions	(0.64)		(0.26)	(0.12)

Proceeds from redemption fees collected	—		0.00 (c)	—

Net asset value at end of period	$12.86		$11.24	$9.84

Total return (d)	20.28%		17.11%	(3.11	)%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$147		$355	$134

Ratio of total expenses to average net assets	12.76%		13.17%	33.38	%(f)

Ratio of net expenses to average net assets (g)	1.50%		1.50%	1.50	%(f)

Ratio of net investment income (loss) to average net assets (g)	(0.65%)		1.16%	(0.23	)%(f)

Portfolio turnover rate	42%		44%	44%(e	)(h)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)	Net investment loss per share is based on average shares outstanding during the year.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements.
(h)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.

36

Privacy Notice
FACTS	WHAT DOES THE CM ADVISORS FAMILY OF FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CM Advisors Family of Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CM Advisors Family of Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-859-5856

Who we are
Who is providing this notice?	CM Advisors Family of Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the CM Advisors Family of Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the CM Advisors Family of Funds collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪    Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), the investment advisor to the CM Advisors Family of Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The CM Advisors Family of Funds does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The CM Advisors Family of Funds does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

For More Information

The SAI provides additional information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free

1-888-859-5856

This Prospectus, the SAI and the most recent Annual and Semi-Annual Reports are also available without charge on the Funds’ website at www.cmadvisorsfunds.com or upon written request to Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

CM Advisors Family of Funds Investment Company Act File Number: 811-21260

CM ADVISORS SMALL CAP VALUE FUND
Class C Shares
Ticker (CMCOX)

A SERIES OF THE CM ADVISORS FAMILY OF FUNDS

PROSPECTUS

July 1, 2014

Managed By
Van Den Berg Management I, Inc.
(d/b/a CM Fund Advisors)
(the “Advisor”)

805 Las Cimas Parkway, Suite 430
Austin, Texas 78746
For questions or for Shareholder Services, please call 1-888-859-5856.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	3
Other Information About the Fund’s Investment Objectives, Investment Strategies and Related Risks	11
Management and Administration	12
Distribution Plan	14
How Net Asset Value is Determined	14
How to Buy Shares	15
How to Redeem Shares	19
Distributions	22
Federal Taxes	22
Financial Highlights	23
For More Information	back cover

2

Fund Summary

INVESTMENT OBJECTIVE

The investment objective of the CM Advisors Small Cap Value Fund (the “Fund”) is long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	22.81%
Total Annual Fund Operating Expenses	24.81%
Fee Waivers and Expense Reimbursements[1]	22.56%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.25%

[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2015 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2015 without the approval of the Board of Trustees (the “Board”) of the CM Advisors Family of Funds (the “Trust”).

3

Example

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2015 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$228	$4,367	$7,028	$10,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To meet its investment objective, the Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2014 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $9.39 billion. The market capitalization of a company in the Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.
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The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise;

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.
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PRINCIPAL RISKS

All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Fund’s portfolio will be adversely affected.

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•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates .

•	Credit Risk – The Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group or Fitch Ratings , Inc. and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific
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prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class C shares for each full calendar year over the life of the Fund’s Class C shares, and by showing how the average annual total returns of Class C shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Small Cap Value Fund Class C Shares
Calendar Year Returns

The year-to-date return of the Fund’s Class C shares through March 31, 2014 is 4.23%.

Quarterly Returns During This Time Period

Highest:	13.20% (quarter ended March 31, 2012)
Lowest:	-5.34% (quarter ended June 30, 2012)

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Average Annual Total Returns for Periods Ended December 31, 2013	One Year	Since Inception (July 8, 2011)
CM Advisors Small Cap Value Fund – Class C shares
Return Before Taxes	25.39%	10.99%
Return After Taxes on Distributions	23.92%	10.17%
Return After Taxes on Distributions and Sale of Fund Shares	15.58%	8.47%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	14.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT OF THE FUND

Investment Advisor

Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors)

Portfolio Managers

James D. Brilliant and Stephen W. Shipman are primarily responsible for the day-to-day management of the Fund.

Name	Title with the Advisor	Length of Service to the Fund
James D. Brilliant	Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager	Since the Fund’s inception on April 15, 2011
Stephen W. Shipman	Senior Portfolio Manager	Since October 17, 2011

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PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$1,000

Minimum Subsequent Investments

There is no minimum additional investment amount except that the minimum subsequent investment is $100 for participants in the automatic investment plan.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the CM Advisors Small Cap Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus or call 1-888-859-5856 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-deferred arrangement, you may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Other Information About the Fund’s Investment
Objectives, Investment Strategies and Related Risks

The Fund’s investment objective may be changed by the Board without shareholder approval upon at least 60 days’ prior written notice to shareholders. An investment in the Fund should not be considered a complete investment program. An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle.

The Fund generally sells securities when the Advisor believes other opportunities are more attractive or that such securities are unlikely to benefit from current business, market, and economic conditions.

Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Although the investment strategies of the Fund emphasize longer-term investments that typically result in portfolio turnover of less than 100%, the Fund may, from time to time, have a higher portfolio turnover when the Advisor’s implementation of the Fund’s investment strategy or a temporary defensive position results in more frequent portfolio trading. Since trading equity securities normally costs the Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on the Fund’s performance. In addition, because sales of securities in the Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders. For example, if the Fund experiences high portfolio turnover in a given year, such turnover would likely result in short-term capital gains. Shareholders will be taxed on short-term capital gains at ordinary income tax rates.

To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission (“CFTC”), it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, it may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions (e.g., money market funds, short-term
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U.S. Government obligations, commercial paper, and repurchase agreements). When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Management and Administration

Investment Advisor. Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) serves as the Fund’s investment advisor and manages the investments in the Fund’s portfolio. The Advisor’s principal office is located at 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Advisor has been engaged in the investment advisory business since 1974 under the assumed (d/b/a) names “Century Management” and “CM Fund Advisors.”

The Advisor has entered into an Investment Advisory Agreement with the Fund (the “Advisory Agreement”), under which the Advisor selects the securities and manages the investments for the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Fund pays the Advisor a monthly fee at the annual rate of 1.00% of its average daily net assets. The Advisor waived its entire management fee for the fiscal year ended February 28, 2014 .

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual ordinary operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of the average daily net assets of the Fund until July 1, 2015 . It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may also be terminated by the Advisor and the Board at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement.

James D. Brilliant and Stephen W. Shipman are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Brilliant is Chief Financial Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor. He is a Chartered Financial Analyst (CFA) and has been employed by the Advisor since 1986. Mr. Brilliant has more than 26 years of investment management and financial analysis experience and has managed the Fund since its inception. Mr. Shipman, Senior Portfolio Manager of the Advisor, is a CFA and has been employed by the Advisor since 2009. Mr. Shipman has more than 27 years of investment management and financial industry experience. Prior to joining the Advisor, he served as Executive Vice President and Director of Research of Bjurman, Barry & Associates from 1997-2009. Mr. Shipman has managed the Fund since October 17, 2011.

The Fund’s Statement of Additional Information (the “SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Fund.
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Board Approval of the Advisory Agreement. A discussion of the factors considered by the Board in its most recent approval of the Advisory Agreement for the Fund, including the Board’s conclusions with respect thereto, is available in the Fund’s Annual Report to shareholders for the year ended February 28, 2014 . You may obtain a copy of the Fund’s Annual Report, without charge, upon request to the Fund.

Board of Trustees. The Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on November 22, 2002. The Board supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

Administrator and Transfer Agent. Ultimus Fund Solutions, LLC (the “Administrator” or the “Transfer Agent,” as appropriate), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of the Administrator include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

Custodian. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as the custodian of the Fund’s securities.

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”) is the principal underwriter for the Fund and serves as the exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

Other Expenses. In addition to investment advisory fees and payments under a Rule 12b-1 Plan, the Fund pays all expenses not expressly assumed by the Advisor, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; the fees and expenses of its administrator and transfer agent ; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Annual Fund Operating Expenses. In the section entitled “Fund Summary – Fees and Expenses of the Fund,” the “Total Annual Fund Operating Expenses” are based upon the actual expenses incurred by the Fund for the fiscal year ended February 28, 2014 .
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Distribution Plan

The Fund has adopted a Distribution Plan for its Class C shares (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) that allows it to pay for certain expenses related to the distribution of its shares (“12b-1 fees”). Expenses that 12b-1 fees may be used to pay include, but are not limited to, payments to securities dealers and other financial organizations (including payments directly to the Advisor and the Distributor) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution and servicing of the Fund’s Class C shares.

Under the Plan, the Fund may pay a fee of up to 1.00% per annum of its average daily net assets allocable to its Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee). In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Fund is authorized to make payments to the Distributor which may be retained by the Distributor or used to pay or reimburse entities providing distribution or shareholder servicing to the Fund’s Class C shares. The Distributor or the Advisor may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Fund by such organizations. The payment by the Advisor or the Distributor of any such additional compensation will not affect the expense ratios of the Fund. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

How Net Asset Value is Determined

The net asset value (“NAV”) of the Fund’s class of shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate the Fund’s NAV for each share class, its assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis
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of readily available market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded, such as a small cap stock, or so recently issued that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Fund’s NAV calculation; (iii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iv) the exchange on which the portfolio security is principally traded closes early; or (v) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Board (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The Board monitors and evaluates the Fund’s use of fair value pricing, and periodically reviews the results of any fair valuation under the Fund’s policies. To the extent any assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and are not traded on an exchange , the Fund’s NAV with respect to those assets is calculated based upon the NAV of such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If securities in which the Fund invests are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when you will not be able to purchase or redeem shares of the Fund.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form. See “How to Buy Shares” and “How to Redeem Shares” for instructions regarding the “proper form” for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see “How to Redeem Shares - Redemption Fee” for details).

How to Buy Shares

Through this Prospectus, the Fund is offering Class C shares. The Fund also offers Class R and Class I shares which are sold through separate Prospectuses. The three classes represent interests in the same portfolio of investments and have the same rights, but differ primarily in the minimum investment requirements and expenses to which
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they are subject. The decision as to which class of shares (C, R or I) is more beneficial to you depends on the amount of your investment and the amount of time you intend to hold your shares. You should consult your financial advisor for assistance in helping you decide which share class is best for you. Investors interested in Class R or Class I shares should call 1-888-859-5856 for a Prospectus and additional information.

Shares of the Fund may be purchased without imposition of an initial sales charge. Shares of the Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. Confirmations of all purchases or redemptions of Fund shares will be mailed to you if shares are purchased through the Fund. Certificates representing shares are not issued.

Minimum Initial Investment. Shares of the Fund may be purchased through any broker-dealer or other financial intermediary authorized to sell shares of the Fund. The minimum initial investment is generally $1,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Advisor.

Opening an Account. An account may be opened by mail or bank wire, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the “CM Advisors Small Cap Value Fund”; please reference Class C shares to ensure proper crediting to your account.

•	Mail the application and the check to the Transfer Agent at the following address:

CM Advisors Family of Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction. The Fund does not accept third party checks, checks drawn on non-U.S. financial institutions, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original
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check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

By Wire Transfer. To open a new account by wire transfer from your financial institution, call the Transfer Agent at 1-888-859-5856. A representative will assist you in obtaining an account application by telecopy or mail, which must be completed, signed and telecopied or mailed to the Transfer Agent before payment by wire may be made.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form. However, the completed and signed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments. Once an account is opened, additional purchases of Fund shares may be made at any time. There is no minimum additional investment amount except for those participating in an automatic investment plan described below. Additional purchases may be made:

•	By sending a check, made payable to the “CM Advisors Small Cap Value Fund”, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire transfer from your financial institution as described under “Opening an Account – By Wire Transfer.” Shareholders should call the Transfer Agent at 1-888-859-5856 before wiring funds.

•	Through your brokerage firm or other financial institution.

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Automatic Investment Plan and Direct Deposit Plan. You may make automatic monthly or quarterly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the automatic investment plan and investments are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Please call 1-888-859-5856 for more information.

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Fund based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.
18

Frequent Trading Policies. Frequent purchases and redemptions (“Frequent Trading”) of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares.

The Fund does not accommodate frequent purchases or redemptions of Fund shares.

The Board has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to Frequent Trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Fund reviews trading activity at the omnibus account level, and looks for activity that may indicate potential Frequent Trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

A redemption fee is charged on redemptions of shares of the Fund occurring within 180 days of the purchase of such shares. The fee is intended to defray the costs of liquidating an investor’s position in the Fund and to discourage Frequent Trading of Fund shares. See the section entitled “How to Redeem Shares – Redemption Fee” for additional information on the redemption fee.

Although the Fund has taken steps to discourage Frequent Trading of Fund shares, it cannot guarantee that such trading will not occur.

How to Redeem Shares

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.
19

By Mail. You may redeem shares by mailing a written request to CM Advisors Family of Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-859-5856.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

By Wire Transfer. Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. If your instructions request a redemption by wire, you will be charged a $15 processing fee by the Custodian. The Fund reserves the right, upon 30 days’ written notice, to change the processing fee. All charges will
20

be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address of record for the account.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund. Your redemption will be processed at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment. The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. A wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days.

Redemption Fee. A redemption fee of 1% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares of the Fund occurring within 180 days of the date of purchase. No redemption fee will be imposed on involuntary redemptions of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2 and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Fund may require further documentation in connection with these waivers.

Minimum Account Balance. Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above) due to shareholder redemptions. This does not apply, however, if the balance falls
21

below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Redemptions in Kind. The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Distributions

The Fund expects to distribute substantially all of its net investment income to its shareholders quarterly and its net realized capital gains at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Shareholders may elect to receive dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup
22

withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder’s U.S. federal income tax liability.

You will normally be notified by February 15 of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

As part of the Emergency Economic Stabilization Act of 2008, mutual fund companies, including the Funds, are required to report cost basis information to the Internal Revenue Service (“IRS”) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under these regulations, the Funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average cost basis (“Average Cost”), which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Fund’s default method of Average Cost is more appropriate, that shareholder must contact the Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to cost basis reporting.

Shareholders should consult with their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class C shares for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report to shareholders, which may be obtained at no charge by calling the Fund.
23

CM ADVISORS SMALL CAP VALUE FUND – Class C
Per share data for a Class C share outstanding throughout each period:

	Year Ended February 28, 2014		Year Ended February 28, 2013		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$11.18		$9.79		$10.29

Income (loss) from investment operations:
Net investment income (loss)	(0.17	)(b)	0.03		(0.06)
Net realized and unrealized gains (losses) on investments	2.31		1.54		(0.32)
Total from investment operations	2.14		1.57		(0.38)

Less distributions:
Dividends from net investment income	—		(0.04)		—
Distributions in excess of net investment income	—		(0.00	)(c)	—
Distributions from net realized gains	(0.64)		(0.14)		(0.12)
Total distributions	(0.64)		(0.18)		(0.12)

Net asset value at end of period	$12.68		$11.18		$9.79

Total return (d)	19.30%		16.22%		(3.60	)%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$134		$112		$96

Ratio of total expenses to average net assets	24.81%		30.80%		34.77	%(f)

Ratio of net expenses to average net assets (g)	2.25%		2.25%		2.25	%(f)

Ratio of net investment income (loss) to average net assets (g)	(1.40%)		0.32%		(0.96	)%(f)

Portfolio turnover rate	42%		44%		44%(e	)(h)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)	Net investment loss per share is based on average shares outstanding during the year.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after investment advisory fee waivers and expense reimbursements.
(h)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.

24

Privacy Notice
FACTS	WHAT DOES THE CM ADVISORS FAMILY OF FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the CM Advisors Family of Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the CM Advisors Family of Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-859-5856

Who we are
Who is providing this notice?	CM Advisors Family of Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the CM Advisors Family of Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the CM Advisors Family of Funds collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪    Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), the investment advisor to the CM Advisors Family of Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The CM Advisors Family of Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The CM Advisors Family of Funds does not jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

For More Information

The SAI provides additional information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Fund’s investments is available in the Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free

1-888-859-5856

This Prospectus, the SAI and the most recent Annual and Semi-Annual Reports are also available without charge on the Fund’s website at www.cmadvisorsfunds.com or upon written request to Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors), 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746.

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Securities and Exchange Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

CM Advisors Family of Funds Investment Company Act File Number: 811-21260

CM Advisors Family of Funds

CM ADVISORS FUND
Class I Shares (Ticker CMAFX)
Class R Shares (Ticker CMFRX)

CM ADVISORS SMALL CAP VALUE FUND
Class I Shares (Ticker CMOVX)
Class R Shares (Ticker CMRVX)
Class C Shares (Ticker CMCOX)

CM ADVISORS FIXED INCOME FUND
Ticker CMFIX

805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2014

The CM Advisors Fund, the CM Advisors Small Cap Value Fund and the CM Advisors Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of the CM Advisors Family of Funds (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).

This Statement of Additional Information (the “SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ prospectuses dated July 1, 2014 , as the same may be amended from time to time (the “Prospectuses”).  This SAI is incorporated by reference in its entirety into the Prospectuses.  No investment in shares of the Funds should be made solely upon the information contained in the SAI.  Copies of the Prospectuses may be obtained, without charge, by calling the Funds at 1-888-859-5856 or by writing to Van Den Berg Management I, Inc. d/b/a CM Fund Advisors, the Funds’ investment advisor (the “Advisor”) at the following address:

Van Den Berg Management I, Inc. d/b/a CM Fund Advisors
805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

The Funds issue an annual report (the “Annual Report”) after the end of each fiscal year that includes a report from the Funds’ management on each Fund’s operation and performance, and audited financial statements for each Fund.  Financial information from the Annual Report is incorporated by reference into this SAI.  Copies of the Annual Report may be obtained at no charge by calling or writing the Funds at the phone number and address shown above.

CM ADVISORS FAMILY OF FUNDS

INVESTMENT POLICIES AND RISKS	1
INVESTMENT RESTRICTIONS	18
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	21
DESCRIPTION OF THE TRUST	23
BOARD OF TRUSTEES, EXECUTIVE OFFICERS AND PRINCIPAL SHAREHOLDERS	25
MANAGEMENT AND ADMINISTRATION	32
CODE OF ETHICS	37
ANTI-MONEY LAUNDERING PROGRAM	38
PROXY VOTING POLICIES	38
DISCLOSURE OF PORTFOLIO HOLDINGS	38
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	40
NET ASSET VALUE	43
ADDITIONAL TAX INFORMATION	44
ADDITIONAL INFORMATION ON PERFORMANCE	48
FINANCIAL STATEMENTS	51
APPENDIX A - Description of Ratings	52
APPENDIX B – Proxy Voting Policies	57

INVESTMENT POLICIES AND RISKS
The CM Advisors Family of Funds (the “Trust”) was organized on November 22, 2002 as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The CM Advisors Fund (the “Advisors Fund”), the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), the CM Advisors Fixed Income Fund (the “Fixed Income Fund,” and together with the Advisors Fund and Small Cap Value Fund are individually referred to as a “Fund” and collectively, the “Funds”) are each a separate diversified series of the Trust. Prior to July 1, 2011, the Small Cap Value Fund was known as the CM Advisors Value Fund.

The Prospectuses describe the Funds’ investment objectives and principal investment strategies, as well as the principal investment risks of the Funds. The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for certain securities in which the Funds may invest.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund’s investment program will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectuses and this SAI.

Economic and Regulatory Risks. Although the U.S. economy has seen gradual improvement over the years, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In response to the crisis, the U.S. and other governments and the Federal Reserve and other foreign central banks took steps to support financial markets, including by keeping interest rates at historically low levels. It is unclear how long this support will last and at what levels. Reduction or withdrawal of support by the U.S. and the Federal Reserve and/or by other governments and their central banks, failure of such efforts or support in response to the crisis, or investor perception that such efforts or support are not succeeding could negatively affect financial markets generally, as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities, including securities held by the Funds.

In addition, policy and legislative changes in the U.S. and in other countries have been implemented that are affecting many aspects of the financial markets and imposing additional regulatory requirements. Given the broad scope, sweeping nature, and relatively recent enactment of some of these changes, the potential impact they could have on securities held by the Funds is unclear and may not be fully known for some time. These changes and any future regulatory changes could adversely affect the Funds.

Equity Securities. The equity portion of the portfolios of the Advisors Fund and the Small Cap Value Fund will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. The equity portion of the portfolios of the Advisors Fund and the Small Cap Value Fund may also include shares of foreign issuers in the form of American Depository Receipts (“ADRs”), shares of other registered investment companies (“RICs”), including exchange traded funds (“ETFs”), preferred stocks, convertible preferred stocks, and convertible bonds.

Prices of equity securities in which the Fund s invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for a Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Investments in Small Cap Companies. The Small Cap Value Fund will invest primarily in securities of companies with small market capitalizations (“small cap companies”) and the Advisors Fund may invest a significant portion of its assets in small cap companies. Certain small cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small cap companies tend to be very volatile and speculative. Small cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established. In addition, small cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. Also, small cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Also, small cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors may affect the Funds’ access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, a Fund’s investments in small cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small cap company than for securities of a large company. Therefore, investments in small cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Investments in Mid Cap Companies. The Advisors Fund and the Small Cap Value Fund may invest in mid-capitalization companies (“mid cap companies”). Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid cap companies often have limited product lines, markets, or financial resources and may lack management depth. These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. In addition, mid cap companies may not be well known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors may affect a Fund’s access to information about the companies and the stability of the markets for the companies’ securities. The risk exists that mid cap companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.

Companies with Unusual Valuations Based on Many Traditional Methods. The Advisors Fund and the Small Cap Value Fund may invest in securities of companies whose market prices grow and very quickly reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in these securities are accompanied by a substantial risk of loss because of their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Advisors Fund or the Small Cap Value Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants’ expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Foreign Securities. The Funds may invest in securities of foreign companies traded on United States (“U.S.”) national exchanges and over-the-counter domestic exchanges, exchange traded funds (“ETFs”) that invest primarily in foreign securities and in foreign securities represented by ADRs, as described below. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks that may not be present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions.

ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the U.S. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Convertible Securities. Although the equity investments of the Advisors Fund and the Small Cap Value Fund consist primarily of common and preferred stocks, the Funds may buy securities convertible into common stock if, for example, the Advisor believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Advisors Fund and the Small Cap Value Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Advisors Fund or the Small Cap Value Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The ability of the Advisors Fund and the Small Cap Value Fund to invest in warrants may be limited by the Fund’s investment restrictions.

Each Fund may invest in convertible bonds. Convertible bonds are fixed income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security's worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

If a convertible security is converted into common stock, a Fund may hold the common stock for an extended period of time. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Real Estate Securities. The Funds will not invest in real estate (including mortgage loans and limited partnership interests), but the Advisors Fund and the Small Cap Value Fund may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Advisors Fund and the Small Cap Value Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

Corporate and Municipal Fixed Income Securities. The Funds’ fixed income investments may include corporate and municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Funds may be of any credit quality, maturity or yield. Accordingly, the Funds’ fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion). In addition, the Funds’ fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds whose ratings are below investment grade. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. These risks can reduce the value of a Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Foreign Fixed Income Securities. The Funds may invest in non-U.S. based fixed income securities, including foreign currency-denominated corporate and foreign government notes and bonds. Investing in foreign fixed income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated.

Investments in Emerging Markets. The Funds may invest in emerging market fixed income securities. Emerging market countries may include, among others, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East and Africa. In addition to the general risk of investing in foreign securities and foreign fixed income securities described above, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile then securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Money Market Instruments. The Funds may invest in money market instruments. Money market instruments include, without limitation, U.S. government obligations or certain types of corporate debt obligations (including those subject to repurchase agreements), Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fixed Income Fund may invest in Commercial Paper of any rating, while the Advisors Fund and the Small Cap Value Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Advisor’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by a Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

U.S. Government Securities. The Funds may invest in U.S. government securities. U.S. government securities include U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, and obligations guaranteed by the U.S. government such as obligations of Government National Mortgage Association (“GNMA”) and Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), others are not. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement transaction occurs when an investor purchases a security (normally a U.S. government security), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Advisor will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral. The Funds’ risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. Each Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Reverse Repurchase Agreements. The Advisors Fund and the Small Cap Value Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Advisors Fund or the Small Cap Value Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Mortgage Pass-Through Certificates. The Funds may invest in obligations of GNMA, FNMA, and FHLMC which include direct pass‑through certificates representing undivided ownership interests in pools of mortgages. The Funds may invest in such certificates, which are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Collateralized Mortgage Obligations. The Funds may invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMO’s collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly, or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect a Fund’s share price. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objective and policies of the Fixed Income Fund.

Other Mortgage Related Securities. In addition to the mortgage pass‑through securities and the CMOs mentioned above, the Funds may also invest in other mortgage derivative products. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the share price of the Funds to fluctuate more and to fall. Governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass‑through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Funds may consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities. In addition to CMOs, The Funds may invest in other asset-backed securities backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset‑backed securities. The Funds may invest in other asset‑backed securities (e.g., equipment trust certificates), including those that may be developed in the future.

Equipment Trust Certificates. The Fixed Income Fund may invest in equipment trust certificates which are a type of asset-backed security that represents undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The debt issue is secured by the equipment or physical assets, as the title for the equipment is held in trust for the holders of the issue. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

Variable and Floating Rate Securities. The Funds may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically, floating rate securities use as their benchmark an index such as the 1-, 3-, or 6-month LIBOR, 3-, 6-, or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price, and have adverse affects on the value of the floating rate securities.

Swaps. The Funds may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Use of swaps subjects the investor to risk of default by the counterparties. If there is a default by a counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that a counterparty to the transaction is insolvent. The swap market has grown substantially over the years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options. It is possible that recent developments in the swaps market, including new regulatory requirements, could limit, restrict or prevent the Funds’ ability to utilize swap agreements as part of their investment strategy, terminate existing swap agreements or negatively affect amounts to be received under such agreements.

Private Activity Bonds. The Funds may invest in private activity bonds. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. The Fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. The obligations of issuers may become subject to laws enacted in the future by Congress, state legislatures, or local governments of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

STRIPS. The Funds may invest in stripped securities (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If a Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Debentures. The Funds may invest in debentures. A debenture is a long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. The Funds may invest in all types of debentures, including corporate and government debentures.

PIPEs. The Funds may invest in PIPEs. PIPEs are Private Investments in Public Equity (“PIPE”), which is the purchase of stock in a company at a discount to the current market value per share for the purpose of raising capital. There are two main types of PIPEs - traditional and structured. A traditional PIPE is one in which stock, either common or preferred, is issued at a set price to raise capital for the issuer. A structured PIPE, on the other hand, issues convertible debt (common or preferred shares). A public company typically issues unregistered equity-linked securities to investors at a discount to the price of the issuer’s common stock at the time the deal is closed. The issuer commits to registering the securities with the SEC so they can be resold to the public, typically within 90-120 days. Some of the risks involved are that the selling company could go bankrupt, in which case the Fund may be locked in as the shares go down. In addition, the issuance of PIPES by a company often has a negative impact on the value of the issuing company’s securities in the short-term because the issuance floods the market with more shares.

Demand Notes. The Funds may invest in Variable and Floating Rate Demand Notes. Variable and Floating Rate Demand Notes are notes that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Variable rate demand notes have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. These formulas are designed to result in a market value for the Variable Rate Demand Note or Floating Rate Demand Note that approximates its par value. Variable and Floating Rate Demand Notes are subject to interest rate risks.

Inverse Floaters. The Funds may invest in inverse floaters. Inverse floaters are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor determines the liquidity of the Funds’ investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds’ investments, the Advisor may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities. Within its limitation on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options. The Advisors Fund and the Small Cap Value Fund may purchase and write put and call options on securities. The Advisors Fund and the Small Cap Value Fund may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the Fund holds a portfolio of securities substantially correlated with the movement of the index (or, to the extent it does not hold such a portfolio, segregates liquid assets on the Fund’s books or with the custodian equal to the market value of the option, marked to market daily). A call option written by the Advisors Fund or the Small Cap Value Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Advisors Fund or the Small Cap Value Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Advisors Fund or the Small Cap Value Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Advisors Fund or the Small Cap Value Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options.

By purchasing a put option on an individual stock, the Advisors Fund or the Small Cap Value Fund could hedge the risk of a devaluation of that individual stock. By purchasing a put option on a stock index, the Advisors Fund or the Small Cap Value Fund could hedge the risk of a general market decline. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Advisors Fund or the Small Cap Value Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Advisors Fund or the Small Cap Value Fund may be unable to close out a position.

Risks of Options on Stock Indices. The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes.

The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Advisors Fund or the Small Cap Value Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts.

Futures Contracts. The Funds may invest in futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to segregate cash, cash equivalents, and/or other liquid assets sufficient to satisfy the requirements of Section 18(f) of the 1940 Act.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by an increase in the case of a sale or by a decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds will seek to earn income on initial and variation margin deposits.

A Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Funds will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. The Advisors Fund and the Small Cap Value Fund may invest in securities index futures contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Advisors Fund and the Small Cap Value Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Advisors Fund and the Small Cap Value Fund will write options only on futures contracts that are “covered.” A Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, cash equivalents, and/or other liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Advisors Fund or the Small Cap Value Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Advisors Fund and the Small Cap Value Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the portfolio of the Advisors Fund or the Small Cap Value Fund against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund’s portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s portfolio securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower a Fund’s return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Funds will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets. In instances involving the purchase of futures contracts by the Funds or the writing of put options thereon by the Advisors Fund or the Small Cap Value Fund, an amount of cash, cash equivalents, and/or other liquid assets equal to the market value of such futures contracts or options written (less any related margin deposits), will be segregated, thereby insuring that the use of such futures contracts and options is not considered a “senior security” as defined by the 1940 Act. In instances involving the sale of futures contracts by the Funds or the writing of call options thereon by the Advisors Fund or the Small Cap Value Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Short Sales of Securities. The Funds may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market, covers the short position by buying shares in the market either (1) at its discretion; or (2) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Funds may make short sales “against the box,” i.e., when a Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities). A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities. In order to generate additional income, the Advisors Fund and the Small Cap Value Fund each may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Trustees. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities, or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Advisors Fund and the Small Cap Value Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Advisors Fund and the Small Cap Value Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If a Fund invests cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out of the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Advisor intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Advisor has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Advisor otherwise believes it necessary to vote.

Investment Companies. Each Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds. The Funds expect to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, the Funds may generally invest without limitation in money market funds as long as the Funds pay no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund ("service fee"); or the investment advisor waives its management fee in an amount necessary to offset any sales charge or service fee. The Funds expect to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). To the extent the 3% Limitation applies to an investment a Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Advisor considers optimal. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by a Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. Investments in other investment companies subject the Funds to additional operating and management fees and expenses. For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Funds invest, in addition to the Funds’ direct fees and expenses.

ETFs. Each Fund may invest in an exchange traded fund (“ETF”). An ETF is an investment company that holds a portfolio of common stock or bonds. ETFs may be actively managed or index based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specific index. Index based ETFs generally invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount) included in the applicable index. Since passively managed ETFs are designed to track an index, securities may be purchased, retained and sold when an actively managed ETF would not do so. As a result, passively managed ETFs can expect greater risk of loss (and a corresponding prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.

ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the expenses of the Funds. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Funds; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.

Investments in Companies with Business Related to Commodities. As explained under “Fundamental Restrictions” below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Funds may invest in securities of companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.), or in registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in securities of companies involved in mining or related precious metals industries, and the value of investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movements, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies whose business is related to such commodities, or the value of investment companies and other companies investing in such businesses or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in the commodities markets generally.

Forward Commitments and When-Issued Securities. Each Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. A Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term gains or losses upon such sales.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Borrowing. The Funds may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Funds may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. Each Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the applicable Fund. A “majority” for this purpose means the lesser of (1) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (2) more than 50% of the Fund’s outstanding shares.

As a matter of fundamental policy, the Advisors Fund may not:

1.    Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

2.    Issue senior securities, except as permitted by the 1940 Act;

3.    Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

4.    Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

5.    Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

6.    Make investments for the purpose of exercising control or management over a portfolio company;

7.    Invest in securities of other registered investment companies, except as permitted under the 1940 Act (which investments may include, without limitation, investments in money market funds);

8.    Make loans, provided that the Fund may lend its portfolio securities, and provided further that, for purposes of this restriction, investment in government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

9.    Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

10.    Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices; and
11.    Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

As a matter of fundamental policy, the Small Cap Value Fund and the Fixed Income Fund each may not:

1.    Issue senior securities, except as permitted by the 1940 Act;

2.    Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

3.    Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

4.    Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

5.    Make loans, provided that the Fund may lend its portfolio securities, and provided further that, for purposes of this restriction, investment in government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

6.    Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

7.    Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

8.    Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Non-Fundamental Restrictions. The Funds have also adopted the following non-fundamental investment restrictions, which may be changed by the Trustees at their discretion.

As a matter of non-fundamental policy, the Advisors Fund may not:

1.    Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;

2.    Purchase warrants if as a result the Fund would then have more than 5% of its net assets (taken at the lower of cost or current value) invested in warrants; and

3.    Invest more than 15% of its net assets in illiquid securities.

As a matter of non-fundamental policy, the Small Cap Value Fund and the Fixed Income Fund each may not:

1.    Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock or fixed income securities of companies which invest in or sponsor such programs;

2.    Purchase warrants if as a result the Fund would then have more than 5% of its net assets (taken at the lower of cost or current value) invested in warrants;

3.    Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

4.    Make investments for the purpose of exercising control or management over a portfolio company;

5.    Invest in securities of other registered investment companies, except as permitted under the 1940 Act (which investments may include, without limitation, investments in money market funds); and

6.    Invest more than 15% of its net assets in illiquid securities.

With respect to the “fundamental” and “non-fundamental” investment restrictions, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Illiquid securities are generally considered investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued by the Funds.

If a Fund invests in other investment companies that concentrate their investments in a particular industry, the Fund will consider such investment to be issued by a member of the industry in which the other investment company invests.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. The Advisor manages each Fund’s portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the respective Fund (the “Advisory Agreement”), which are described in detail under “Management and Administration – Investment Advisor” below. The Advisor serves as investment advisor for a number of client accounts, including the Funds. Investment decisions for each Fund will be made independently from those for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of Fund portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting brokers to execute portfolio transactions. The Advisor may, however, place portfolio transactions with brokers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and each Fund’s Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds. Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Funds, the value of such research and services is not expected to materially reduce the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.

The Funds may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. When a transaction involves exchange listed securities, the Advisor considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

During the last three fiscal years the Funds paid the following brokerage commissions:

Fund	Fiscal Year Ended February 28, 2014	Fiscal Year Ended February 28, 2013	Fiscal Year Ended February 29, 2012
Advisors Fund	$26,678	$17,324	$19,889
Small Cap Value Fund	$1,964	$2,390	$7,590
Fixed Income Fund	$0	$0	$63

The variance in brokerage commissions paid by the Advisors Fund during the past fiscal year was primarily attributable to the payment of slightly higher commission rates by the Fund in order to achieve improved execution on certain trades. The variance in brokerage commissions paid by the Small Cap Value Fund during the fiscal years ended February 29, 2012 and February 28, 2013 was primarily attributable to an increase in the Fund’s net assets in the fiscal year ended February 29, 2012.

During the fiscal year ended February 28, 2014, the Funds did not pay brokerage commissions to brokers providing research services to the Funds.

Aggregated Trades. While investment decisions for each Fund are made independently from those for any other investment companies and accounts advised or managed by the Advisor, such other advisory clients may invest in the same securities as the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts advised or managed by the Advisor in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account advised or managed by the Advisor, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover. The annual portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities owned during the year. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. A Fund’s portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by the Fund’s investment strategy, cash requirements for redemption of shares, and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could result in higher transaction costs for a Fund and may also result in the realization of taxable short-term capital gains. During the last two fiscal years the portfolio turnover rates of the Funds were:

Fund	Fiscal Year Ended February 28, 2014	Fiscal Year Ended February 28, 2013
Advisors Fund	34%	32%
Small Cap Value Fund	42%	44%
Fixed Income Fund	6%	23%

The decrease in the Fixed Income Fund’s portfolio turnover rate from year to year was primarily attributable to the Advisor’s assessment of market conditions resulting in lower trading volumes.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on November 22, 2002, is an open-end management investment company. The Trust’s Amended and Restated Agreement and Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Advisors Fund, the Small Cap Value Fund and the Fixed Income Fund are each a series of the Trust. The Trust also has two other series known as the CM Advisors Micro Cap Value Fund and the CM Advisors Defensive Fund. The CM Advisors Defensive Fund offers “Class I shares” and “Class R shares” through a separate prospectus and SAI from the Funds. The CM Advisors Micro Cap Value Fund has not yet commenced operations as of the date of this SAI. The Advisors Fund offers two classes of shares, which are referred to as “Class I shares” and “Class R shares”. The Small Cap Value Fund offers three classes of shares, which are referred to as “Class I shares,” “Class R shares” and “Class C shares.” The Fixed Income Fund offers only one class of shares. Each class of shares represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects, except that (1) the classes bear different expenses and may have different minimum investment requirements; (2) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (see below for additional information). The number of shares of each Fund shall be unlimited. When issued for payment as described in the Prospectuses and this SAI, shares of the Funds will be fully paid and non‑assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund being liquidated would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of a Fund. Rule 18f‑2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of that series or class. Under Rule 18f‑2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f‑2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

The Trustees may hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold annual shareholders’ meetings unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, EXECUTIVE OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee the business activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and executive officers to the Trust.

Trustees and Executive Officers. Following are the Trustees and executive officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” (as defined in the 1940 Act) of the Trust are indentified in the table below.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships of Public Companies Held During Past 5 Years
Independent Trustees
Brian R. Bruce 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1955	Trustee	Since 5/2003	Mr. Bruce has been a Chief Executive Officer of Hillcrest Asset Management LLC, an institutional asset manager, since September 2007 and was a professor at Southern Methodist University from September 2006 to August 2011.	5	From 2007-2013 , Mr. Bruce served as an independent trustee of six series of the Dreman Contrarian Funds, a registered management investment company.
Mark F. Ivan 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1956	Trustee	Since 5/2003	Mr. Ivan has been the President of Ivan Capital Management, Inc. since June 1996.	5	None
Richard M. Lewis 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1959	Trustee	Since 5/2003	Mr. Lewis has been the Chief Financial Officer of Worldcall, Inc., a voice over internet protocol telecom company, since May 2004 and Chief Financial Officer of USFon Inc., a non-profit telecommunication and information services company, since July 2012.	5	None
A. Zorel Paritzky, M.D. 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1942	Trustee	Since 5/2003	Dr. Paritzky was a physician with Cardiac Associates Medical Group, Inc. from 1974 to 2006. He retired from active clinical practice in December 2006.	5	None
William R. Reichenstein, Ph.D. 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1952	Trustee	Since 5/2003	Dr. Reichenstein has been a professor at Baylor University since 1990. He is currently the professor of Finance and the Pat and Thomas R. Powers Chair in Investment Management – Finance, Insurance and Real Estate.	5	Dr. Reichenstein serves as an independent trustee of four series of the Epiphany Funds, a registered management investment company.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships of Public Companies Held During Past 5 Years
Interested Trustees* and Executive Officers
Arnold Van Den Berg** 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1939	Trustee, Chairman, President	Since 11/2002	Mr. Van Den Berg is the founder, Chief Executive Officer, Co-Chief Investment Officer and Chairman of the Board of the Advisor and a member of the Advisor’s investment committee. Previously, he served as President of the Advisor until 2011. He has been a portfolio manager for the Advisor since 1974. He was a general partner of TL Partners, L.P., a limited partnership investing in real estate, from 1993 to 2007.	5	None
James D. Brilliant** 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1966	Trustee, Treasurer	Since 5/2003	Mr. Brilliant is Co-Chief Investment Officer, Chief Financial Officer and Portfolio Manager of the Advisor and a member of the Advisor’s investment committee. Previously, he served as Vice President and Senior Research Analyst of the Advisor until 2011. He has been with the Advisor since 1986 and is a Chartered Financial Analyst (CFA).	5	None
Scott Van Den Berg** 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1967	Trustee, Secretary	Since 5/2003	Mr. Van Den Berg is President and Chief Operating Officer of the Advisor and a member of the Advisor’s investment committee. Previously, he served as Vice President and Director of Client Services of the Advisor until 2011. He has been with the firm since 1992 and is a Certified Financial Planner (CFP) and a Chartered Retirement Plan Specialist (CRPS).	5	None
Aaron S. Buckholtz 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1963	Trustee	Since 5/2003	Mr. Buckholtz is Executive Vice President, Senior Trader and Portfolio Manager of the Advisor and a member of the Advisor’s investment committee. He has been with the firm since 1990 and is a Chartered Financial Analyst (CFA).	5	None
Sean M. Golliher 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746 Year of birth: 1969	Chief Compliance Officer	Since 1/2012	Mr. Golliher is Chief Compliance Officer, Accounting and Reporting Team Manager of the Advisor. He has been with the firm since 2002.	N/A	N/A

*	Each of the Interested Trustees is an Interested Trustee because he is an officer and employee of the Advisor.

**	Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg and the brother-in-law of Scott Van Den Berg.

Board Leadership Structure. As reported in the “Trustees and Executive Officers” table above, the Board is composed of nine Trustees, five of which are Independent Trustees. The Chairman of the Board, Arnold Van Den Berg, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of his relationship to the Advisor. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Proxy Voting Committee, which are comprised entirely of the Independent Trustees. Information regarding these committees is set forth below. The Board does not have a single lead Independent Trustee, although one of the Independent Trustees serves as Chairman of the Audit Committee. The Board has determined that the Board’s structure is appropriate given the characteristics, size and operations of the Trust. The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management. The Board reviews its structure annually.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year. The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Funds’ administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (“CCO”). The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss, among other things, the internal control structure of the Trust’s financial reporting function. When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel or independent registered public accounting firm to address matters arising between regular board meetings or needing special attention. In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and correct violations of the federal securities laws.

Trustee Qualifications. The Trust believes that each of the Trustees has the appropriate experience, qualifications, attributes and skills (collectively “Trustee Attributes”) to continue to serve as a trustee to the Trust in light of the Trust’s business and structure. Among the Trustee Attributes common to each of the Trustees are their ability to evaluate, question and discuss information about the Funds, to interact effectively with the other Trustees, Trust management, the CCO, the Trust’s third party service providers, legal counsel and independent registered public accounting firm, and exercise business judgment in the performance of their duties as Trustees. Each of the Trustees has also served on the Board since the Trust’s first fund, the Advisors Fund, commenced operations in 2003 and in his service to the Trust over the years each Trustee has gained substantial mutual fund board experience and insight as to the operations of the Trust.

In addition to the Trustee Attributes listed above, each of the Trustees has additional Trustee Attributes including, among other things, the Trustee Attributes provided in the “Trustees and Executive Officers” table above and as follows:

Mr. Arnold Van Den Berg has experience in and knowledge of the financial industry as an investor, including his roles as founder, Chief Executive Officer, Co-Chief Investment Officer, Chairman of the Board, member of the investment committee and former President of the Advisor. Mr. Brilliant has experience in and knowledge of the financial industry as an investor, including his roles as Co-Chief Investment Officer, Chief Financial Officer and Portfolio Manager, member of the investment committee and former Vice President of the Advisor. He also is a Chartered Financial Analyst (CFA). Mr. Scott Van Den Berg has experience in and knowledge of the financial industry as an investor, including his roles as President, Chief Operating Officer, and former Vice President of the Advisor. He also is a Certified Financial Planner (CFP) and a Chartered Retirement Plan Specialist (CRPS). Mr. Buckholtz has experience in and knowledge of the financial industry as an investor, including his roles as Vice President, Senior Trader, Portfolio Manager and member of the investment committee of the Advisor. In addition, he is a CFA. Mr. Bruce has experience in and knowledge of the financial industry and academic experience as a professor of finance, including his roles as the chief investment officer of asset management companies. He also served as a trustee of another investment company from 2007 to 2013. Mr. Ivan has experience in and knowledge of the financial industry in his role as president of an asset management company. Mr. Lewis has knowledge of the financial industry and business experience as the chief financial officer of an internet protocol telecom company and previously as the chief financial officer of an information technology services firm. Dr. Paritzky has knowledge of the financial industry as an individual investor and holds a Certificate in Financial Planning. He also has previous business experience as an owner and principal business manager of a group medical practice. Dr. Reichenstein has knowledge of the financial industry and academic experience as a professor of finance and serves as a trustee of another investment company.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the specific qualifications, attributes and skills of the Trustees are being disclosed pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Board Committees. The Trustees have established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met two times during the Trust’s last fiscal year.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Trust’s last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust’s Proxy Voting and Disclosure Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Trust’s last fiscal year.

Beneficial Ownership of Fund Shares. The table below shows, for each Trustee, the value of shares of the Advisors Fund, the Small Cap Value Fund and the Fixed Income Fund beneficially owned by him, and the aggregate value of all investments in shares of the Fund complex, as of December 31, 2013, and stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Shares of the Funds Owned by Trustee		Aggregate Dollar Range of Shares of All Funds in Fund Complex* Overseen By Trustee
Independent Trustees
Brian R. Bruce	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	A A A	A
Mark F. Ivan	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	A A A	A
Richard M. Lewis	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	A A A	A
A. Zorel Paritzky, M.D.	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	A A A	A
William R. Reichenstein, Ph.D.	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	A A A	A
Interested Trustees
Arnold Van Den Berg	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	E E E	E
James D. Brilliant	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	E E E	E
Scott Van Den Berg	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	E E E	E
Aaron S. Buckholtz	CM Advisors Fund: CM Advisors Fixed Income Fund: CM Advisors Small Cap Value Fund:	E C E	E

*	The Fund Complex consists of the Funds, the CM Advisors Micro Cap Value Fund and the CM Advisors Defensive Fund.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Advisor receive no salary from the Trust. Independent Trustees receive an annual retainer of $10,000, plus $2,000 per Fund per Board meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings. The following table reflects the amount of compensation received by each Trustee during the fiscal year ended February 28, 2014 :

Name of Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Fund Complex Paid to Trustees
Independent Trustees
Brian R. Bruce	$22,500	None	None	$22,500
Mark F. Ivan	$22,500	None	None	$22,500
Richard M. Lewis	$22,500	None	None	$22,500
A. Zorel Paritzky, M.D.	$22,500	None	None	$22,500

Name of Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Fund Complex Paid to Trustees
William R. Reichenstein, Ph.D.	$22,500	None	None	$22,500
Interested Trustees
Arnold Van Den Berg	None	None	None	None
James D. Brilliant	None	None	None	None
Scott Van Den Berg	None	None	None	None
Aaron S. Buckholtz	None	None	None	None

Principal Holders of Voting Securities. As of June 2, 2014 , the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares of the Advisors Fund – Class I shares and the Fixed Income Fund and as a group owned beneficially 66.97% of the Advisors Fund – Class R shares, 4.67% of the Small Cap Value Fund – Class I shares, 100.00% of the Small Cap Value Fund – Class C shares and 76.78% of the Small Cap Value Fund – Class R shares. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds.

CM Advisors Fund – Class I shares:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, California 94104	1,899,686.492 shares	19.11%*
TD Ameritrade P.O. Box 2226 Omaha, Nebraska 68103-2226	843,640.855 shares	8.49%*
National Financial Services FEBO TTEE Various Retirement Plans 440 Mamaroneck Avenue Harrison, New York 10528-2418	584,956.440 shares	5.88%*

CM Advisors Fund – Class R shares:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
The Van Den Berg Family Holdings LT 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746	9,592.482 shares	66.97%**
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, California 94104	3,644.901 shares	25.45%*
Patricia Emma Raynoha-Wilson 113 S. 7th Street Wilmington, North Carolina	1,086.464 shares	7.59%

CM Advisors Small Cap Value Fund – Class I shares:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
TD Ameritrade P.O. Box 2226 Omaha, Nebraska 68103-2226	510,725.122 shares	50.63%*
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, California 94104	270,012.106 shares	26.77%*
Century Management 805 Las Cimas Parkway #430 Austin, Texas 78746	109,513.274 shares	10.86%

CM Advisors Small Cap Value Fund – Class R shares:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
The Van Den Berg Family Holdings Ltd. 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746	10,612.419 shares	76.78%**
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, California 94104	2,414.304 shares	17.47%
Timothy Austin Brown 700 Dawn View Dripping Springs, Texas 78620	795.758 shares	5.76%

CM Advisors Small Cap Value Fund – Class C shares:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
The Van Den Berg Family Holdings Ltd. 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746	10,540.844 shares	100.00%**

CM Advisors Fixed Income Fund:

Name and Address of Record Owner	Amount of Ownership	Percentage Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, California 94104	4,267,749.739 shares	39.58%*
TD Ameritrade P.O. Box 2226 Omaha, Nebraska 68103-2226	1,057,851.522 shares	9.81%*

*	The Funds believe that such entity does not have a beneficial interest of such shares.

**	May be deemed to “control” the applicable Fund or Class, as defined by applicable SEC regulations, as a result of being the record owner of more than 25% of the outstanding shares.

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

MANAGEMENT AND ADMINISTRATION

Investment Advisor. Information about the Advisor, Van Den Berg Management I, Inc. d/b/a CM Fund Advisors, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746, and its duties and compensation as Advisor is contained in the Prospectuses. The Advisor has been engaged in the investment advisory business since 1974 under the assumed (d/b/a) name “Century Management.”

The Advisor is controlled by Arnold Van Den Berg, who is the Chief Executive Officer, Chairman of the Board and Co-Chief Investment Officer of the Advisor. Mr. Van Den Berg also serves as the Chairman of the Board of Trustees of the Trust. Mr. Van Den Berg founded the Advisor in 1974, and has worked in the investment management business for over 42 years.

The Advisor supervises each Fund’s investments pursuant to an Advisory Agreement. Each Advisory Agreement is or was effective for an initial two-year period and is currently or will be renewed for periods of one year each only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. Each Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund. Each Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Trustees. The Advisor is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Arnold Van Den Berg (Chairman of the Board, Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager of the Advisor), James D. Brilliant (Co-Chief Investment Officer, Chief Financial Officer and Portfolio Manager of the Advisor) and Stephen W. Shipman ( Senior Portfolio Manager and Senior Equity Analyst of the Advisor) are jointly and primarily responsible for the day-to-day management of the Advisors Fund. The Advisor's investment committee consisting of Arnold Van Den Berg, James D. Brilliant, Scott Van Den Berg and Aaron S. Buckholtz managed the Advisors Fund from 2009 to 2011; prior to that time, Arnold Van Den Berg and James D. Brilliant were designated as co-portfolio managers of the Fund.

Mr. Brilliant and Mr. Shipman are jointly and primarily responsible for the day-to-day management of the Small Cap Value Fund. Mr. Brilliant has managed the Small Cap Value Fund since its April 2011 inception and Mr. Shipman became co-portfolio manager in October 2011. The Fixed Income Fund is managed by Arnold Van Den Berg and David K. Woytek (Fixed Income Portfolio Manager and Fixed Income/Credit Analyst of the Advisor). Mr. Van Den Berg and Mr. Woytek became primarily responsible for the Fixed Income Fund in 2011. Thomas W. Siderewicz was primarily responsible for the day-to-day management of the Fixed Income Fund from 2009 to 2011. Mr. Van Den Berg, Mr. Siderewicz and Mr. Brilliant were previously designated as co-portfolio managers of the Fixed Income Fund from the Fund’s inception until 2009 and were primarily responsible for the day-to-day management of the Fund.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

The Advisor receives a monthly management fee from the Advisors Fund and the Small Cap Value Fund equal to an annual rate of 1.00% the Fund’s average daily net assets. In addition, the Advisor and the Advisors Fund and the Small Cap Value Fund have each entered into an Expense Limitation Agreement under which the Advisor has agreed to waive its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”)) to not more than 1.50% and 1.25%, respectively, of the average daily net assets of the Funds until July 1, 2015. It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Trustees.

The Advisor receives a monthly management fee from the Fixed Income Fund equal to an annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Advisor and the Fixed Income Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive its fees and to assume other expenses of the Fixed Income Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and Expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Fund until July 1, 2015. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Trustees.

During the last three fiscal years the Advisor received the following management fees, net of fee waivers, from the Funds:

Advisors Fund:

	Management Fees Accrued	Management Fee Waivers and/or Expense Reimbursements	Net Advisory Fees Received by Advisor
Fiscal Year Ended February 28, 2014	$1,306,794	$27,040	$1,279,754
Fiscal Year Ended February 28, 2013	$1,229,505	$48,367	$1,181,138
Fiscal Year Ended February 29, 2012	$1,578,828	$71,183	$1,507,645

Small Cap Value Fund:

	Management Fees Accrued	Management Fee Waivers	Operating Expense Reimbursements	Net Advisory Fees Received by Advisor
Fiscal Year Ended February 28, 2014	$119,940	$119,940	$ 87,283	$0
Fiscal Year Ended February 28, 2013	$97,350	$97,350	$119,103	$0
Fiscal Period Ended February 29, 2012	$47,949	$47,949	$134,009	$0

Fixed Income Fund:

	Management Fees Accrued	Management Fee Waivers	Net Advisory Fees Received by Advisor
Fiscal Year Ended February 28, 2014	$605,906	$0	$605,906
Fiscal Year Ended February 28, 2013	$503,958	$0	$503,958
Fiscal Year Ended February 29, 2012	$438,064	$0	$438,064

In addition to the management fees described above, the Advisor may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of each Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation – Brokerage Selection.”

Other Accounts Managed by Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of February 28, 2014 .

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets of Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts with Advisory Fee Based on Performance
Arnold Van Den Berg	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 1,682	0 0 $2.1 billion	0 0 52	0 0 $83.0 million
James D. Brilliant	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 1,682	0 0 $2.1 billion	0 0 52	0 0 $83.0 million
Stephen W. Shipman	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 1,682	0 0 $2.1 billion	0 0 52	0 0 $83.0 million
David K. Woytek	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 0 9	0 0 $134.1 million	0 0 0	0 0 $0

Portfolio Managers’ Conflicts of Interests. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. These other accounts are separately managed private clients and the other two series of the Trust (“Other Accounts”). The Other Accounts might have similar investment objectives as a Fund, be compared to the same index a Fund uses for performance comparisons or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.

Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Funds. The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of a Fund, or vice versa.

Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Advisor may be compensated based on the performance of the account. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Other Accounts where the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas opportunities that it believes might be the most profitable to the Other Accounts where they might share in investment gains.

Compensation of Portfolio Managers. Mr. Arnold Van Den Berg, Mr. Brilliant, Mr. Shipman and Mr. Woytek are employees of the Advisor and their compensation, consisting of a fixed annual salary plus the potential for a discretionary bonus, varies with the general success of the Advisor as a firm. Their compensation is not directly linked to any specific factors, such as the Funds’ performance or asset levels, but these factors may nevertheless affect the performance and profitability of the Advisor and, as a result, indirectly affect the portfolio managers’ compensation. Discretionary bonuses are determined by the Advisor’s management and are based on a matrix comparing the portfolio management team’s performance on both an absolute and relative basis to selected benchmarks.

Ownership of Fund Shares by Portfolio Managers. The table below shows the value of shares of the Advisors Fund, the Fixed Income Fund and the Small Cap Value Fund beneficially owned by each portfolio manager of the Funds as of February 28, 2014, stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Shares of the Advisors Fund	Dollar Range of Shares of the Fixed Income Fund	Dollar Range of Shares of the Small Cap Value Fund
Arnold Van Den Berg	G	G	G
James D. Brilliant	G	G	G
Stephen W. Shipman	A	C	C
David K. Woytek	A	E	A

Administrator, Fund Accountant and Transfer Agent. Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Advisor under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Funds’ shareholders and arranges for the printing and dissemination of such reports;
--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;
--	arranges for the dissemination to shareholders of the Funds’ proxy materials and oversees the tabulation of proxies;
--	files the Funds’ federal income and excise tax returns and the Funds’ state and local tax returns;
--	assists in monitoring compliance of each Fund’s operations with the 1940 Act and with its investment policies and limitations; and
--	makes such reports and recommendations to the Board of Trustees as the Board reasonably requests or deems appropriate.

For providing these administration services, Ultimus receives a monthly fee from each Fund based on its average daily net assets (subject to a minimum fee per month), plus out-of-pocket expenses.

As Fund Accountant, Ultimus maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains prices used in determining net asset value; and prepares interim balance sheets, statements of income and expense, and statements of changes in net assets for the Funds. For providing these fund accounting services, Ultimus receives from each Fund a base monthly fee plus an asset based fee.

As Transfer Agent, Ultimus performs the following services in connection with the Funds’ shareholders: maintains records for each of the Funds’ shareholders of record; processes shareholder purchase and redemption orders; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials. For providing these shareholder services, Ultimus receives from each Fund an annual per account fee, subject to a minimum fee per month.

The Service Agreements, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods. During the last three fiscal years Ultimus received the following fees from each Fund for its services as Administrator, Fund Accountant and Transfer Agent:

Advisors Fund:

	Administration	Fund Accounting	Transfer Agent
Fiscal Year Ended February 28, 2014	$104,539	$79,068	$36,653
Fiscal Year Ended February 28, 2013	$98,579	$71,321	$41,727
Fiscal Year Ended February 29, 2012	$102,714	$44,838	$44,038

Small Cap Value Fund:

	Administration	Fund Accounting	Transfer Agent
Fiscal Year Ended February 28, 2014	$24,000	$37,198	$39,000
Fiscal Year Ended February 28, 2013	$24,000	$36,977	$39,000
Fiscal Period Ended February 29, 2012	$21,000	$29,483	$27,000

Fixed Income Fund:

	Administration	Fund Accounting	Transfer Agent
Fiscal Year Ended February 28, 2014	$96,995	$36,123	$18,000
Fiscal Year Ended February 28, 2013	$80,846	$34,104	$18,000
Fiscal Year Ended February 29, 2012	$70,162	$32,776	$18,000

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds, pursuant to a Distribution Agreement. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is an affiliate of Ultimus, and Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor and officers of the Trust. The Distributor is a broker‑dealer registered with the SEC and a member in good standing of FINRA and maintains, at its own expense, its qualification as a broker‑dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. Under the Distribution Agreement, the Distributor is paid an annual fee for its services. The Distribution Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Custodian. U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for each Fund’s assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at each Fund’s request, and maintains records in connection with its duties as Custodian.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state, and excise tax returns, and consult with the Funds on matters of accounting and taxation. Such firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany this SAI whenever requested by a shareholder or a prospective investor.

Legal Counsel. Kilpatrick Townsend & Stockton LLP, 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Funds.

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the codes). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics permit employees and officers of the Trust, the Advisor and the Distributor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust and the Advisor require that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the codes of ethics.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. There can be no assurance that the program will be effective in preventing such activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. Copies of the Trust’s and the Advisor’s Proxy Voting and Disclosure Policies are included as Appendix B to this SAI.

No later than August 31 of each year, the Funds must file Form N-PX with the SEC. Form N-PX discloses how an investment company voted proxies for the prior twelve-month period ended June 30. The Funds’ proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Funds at 1-888-859-5856. This information is also available on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest. Under the Funds’ policy, the Funds and the Advisor generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Trust and the Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

Each Fund will make available to the public a complete schedule of its portfolio holdings on a fiscal quarter basis. This information is generally available within 60 days of a Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-888-859-5856. Each Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Funds and/or the Advisor may, from time to time, make additional portfolio holdings information as of the end of each calendar or fiscal quarter, available to the public on a website at www.cmadvisorsfunds.com. Lists of the Funds’ top ten holdings or top ten equity holdings are generally posted on the Funds’ website quarterly, approximately seven days after the end of each quarter.

The officers of the Trust and/or the officers of the Advisor may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Prospectuses and/or this SAI; Fairview Investment Services, a compliance administrator providing compliance support to the Funds and the Advisor; ADP Investor Communication Services, Inc., a proxy voting recordkeeping service providing assistance to the Advisor in voting proxies for the Funds; Filepoint EDGAR Services and Financial Graphic Services, Inc., financial edgarizing, typesetting and printing firms. The Funds and/or the Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

Non-public portfolio holdings information and other information regarding the investment activities of the Funds also is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds. Currently, the Funds are providing non-public portfolio holdings information to five different rating or ranking organizations. Each disclosure arrangement has been authorized by the Trust and/or the Advisor in accordance with the Funds’ disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Funds and that each organization is subject to a duty of confidentiality. Below is a table listing the groups that are currently receiving non-public portfolio holdings information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

Name of Rating or Ranking Group	Information Provided	Timing of Release and Conditions or Restrictions on Use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, description, shares/par, market value	Provided quarterly, with a 60-day lag. No formal conditions or restrictions.	None
Lipper	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Lipper indicates that it will not trade based on the Funds’ portfolio information, and it prohibits its employees from any such trading.
None
Bloomberg L.P.	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Bloomberg indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.
None
Standard & Poors, Inc.	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. S&P indicates that its employees are required to follow a code of business conduct that prohibits them from using portfolio information for anything other than performing their job responsibilities, and S&P employees must certify annually that they have followed this code of business conduct.
None

Thomson Reuters	CUSIP, description, shares/par, market value
Provided quarterly, with a 60-day lag. No formal conditions or restrictions. Thomson Financial indicates that it requires all employees to sign confidentiality agreements acknowledging that all information received during their employment must be used for legitimate business purposes only.
None
FactSet Research Systems Inc.	CUSIP, description, shares/par, market value
Provided monthly, with a 60-day lag. No formal conditions or restrictions. FactSet requires all its employees to follow a code of conduct that requires an employee to keep client information secure and use it for legitimate business purposes only.
None

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the officers of the Trust and/or the Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Advisor, through its officers, is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Trust’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Advisor and Ultimus are required to report to the Trustees any known disclosure of a Fund’s portfolio holdings to unauthorized third parties. The Trust has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “How to Buy Shares” in the applicable Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the applicable Prospectus for information regarding purchasing shares by mail or bank wire transfer, and for information regarding telephone exchanges or redemptions. The Prospectuses also describe the Funds’ automatic investment plan and certain rights reserved by the Funds with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectuses:

Pricing of Orders. Shares of the Funds will be offered and sold on a continuous basis. The purchase price of shares of each Fund (or class) is its net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”) on days that the NYSE is open for regular trading (generally 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” below. Each Fund’s net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes will be executed at the price calculated as of that time on the next business day.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account. Shareholders of the Advisors Fund and the Small Cap Value Fund are subject to a 1% redemption fee for redemptions of shares of each Fund within 180 days of purchase. (For information on the redemption fee, see “How to Redeem Shares – Redemption Fee” in the applicable Prospectus). When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “How Net Asset Value is Determined” in the applicable Prospectus.

Share Certificates. The Funds do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds’ share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Each Fund reserves the right in its sole discretion to: (1) suspend the offering of its shares; (2) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (3) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Redemptions. Reference is made to “How to Redeem Shares” in the applicable Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares of the Funds should refer to the Prospectuses for information regarding redeeming shares by mail, telephone/fax, or bank wire transfer. The Prospectuses also describe the Funds’ policy regarding accounts that fall below a Fund’s required minimums, redemptions in-kind, signature guarantees, and other information about the Funds’ redemption policies. The following information supplements the information regarding share redemptions in the Prospectuses:

Suspension of Redemption Privileges and Postponement of Payment. The Funds may suspend redemption privileges or postpone the date of payment (1) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit. The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds. No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of the redemption fee on redemptions of shares of the Advisors Fund and the Small Cap Value Fund occurring within 180 days following the purchase of such shares. For information on the redemption fee, see “How to Redeem Shares – Redemption Fee” in the applicable Prospectus.

Involuntary Redemptions. In addition to the situations described in the Prospectuses under “How to Redeem Shares,” a Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder’s account if a Fund is unable to verify the shareholder’s identity.

Distribution Plans. The Advisors Fund and the Small Cap Value Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) for the Advisors Fund’s Class R shares and for the Small Cap Value Fund’s Class R Shares and Class C Shares. See the section entitled “Distribution Plan” in the applicable Funds’ Class R and Class C Share Prospectuses. As required by Rule 12b-1, the Plans were approved by the Trustees and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans. The Plans provide that the Trust’s Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing operation of the Plans and in connection with their annual consideration of renewal of the Plans.

Potential benefits of the Plans to the Funds include improved shareholder services, savings to the Funds in transfer agent fees as a percentage of assets (once a Fund has a sufficient number of accounts to exceed the minimum monthly transfer agent fees), savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plans must be considered by the Board annually.

Under the Plans, each Fund may annually expend up to 0.25% of its average daily net assets allocable to Class R shares and 1.00% of such assets allocable to Class C shares to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made. Such expenditures paid as distribution fees to any person who sells shares may not exceed 0.25% for Class R shares and 0.75% for Class C shares per annum of the Funds’ average daily net assets. Such expenditures may include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Funds; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (d) training sales personnel regarding the Funds; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. The Funds do not participate in any joint distribution activities with other investment companies. By reason of his controlling interest in the Advisor, Arnold Van Den Berg may be deemed to have a financial interest in the operation of the Plans.

In addition, the Plans provide for the payment of an account maintenance or shareholder service fee, in an amount equal to an annual rate of 0.25% of a Fund’s average daily net assets allocable to any Class C shares, which may be paid to securities dealers and other financial intermediaries based on the average value of the Fund’s Class C shares owned by their clients. The account maintenance or shareholder service fee allows the Funds to make payments to securities dealers and other financial organizations (including payments directly to the Advisor and the Distributor) for expenses related to the distribution and servicing of the Funds’ shares.

During the fiscal year ended February 28, 2014, the Advisors Fund and the Small Cap Value Fund incurred distribution expenses of $883 and $4,053, respectively, 100% of which was compensation paid to broker-dealers for the sale or retention of Fund shares.

Additional Information. The following is additional information regarding certain services and features related to purchases, redemptions, and distribution of Fund shares. Investors who have questions about any of this information should call the Funds at 1-888-859-5856.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at CM Advisors Family of Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) Medallion signature guarantees (see the applicable Prospectus under the heading “How to Redeem Shares”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

Dealers. Compensation may be provided to dealers in connection with sales of shares of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA.

NET ASSET VALUE

The net asset value (“NAV”) per share of each Fund normally is determined at the time regular trading closes on the NYSE (generally 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier). Each Fund’s NAV per share is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV per share of the Funds will not be calculated.

In computing a Fund’s NAV, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the NAV per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Fund are valued as follows:

•	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded.

•	Securities traded on a foreign stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the closing bid price.

•	Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.

•	Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.

•	Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service, if available, otherwise based on the mean of the current bid and ask prices of such currency as last quoted by any recognized dealer or major banking institution.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Investment companies not listed on an exchange, including mutual funds and money market funds, are valued at the net asset value reported by such investment companies.

•	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by independent third-party pricing services approved by the Board when such prices are believed to reflect the fair market value of such securities.

•	Fixed income securities are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of a Fund and the allocable portion of any general assets are conclusive. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986 and intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. In order to so qualify, a Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in Internal Revenue Code section 851(h). Any income derived by a Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

A Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of a Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

A regulated investment company that fails this asset-diversification test, such investment company, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.” Such cure right is similar to that previously and currently permitted for a REIT.

Similarly if a regulated investment company fails this asset-diversification test and the failure is not de minimis, a regulated investment company can cure failure if: (a) the regulated investment company files with the Treasury Department a description of each asset that causes the investment company to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the regulated investment company equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the regulated investment company to fail the diversification test.

Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals. Currently the long-term capital gains rate for individual taxpayers is at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Funds’ taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from a Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains. As of February 28, 2014, the Advisors Fund had $28,751,720 of pre-enactment short-term capital loss carryforwards which expire February 28, 2018.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a regulated investment company is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders.

Certain individuals, estates and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002 and before January 1, 2013, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). A Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder. Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

Under sections 1471 through 1474 to the Code, also known as the “Foreign Account Tax Compliance Act of 2009” or “FATCA,” foreign financial institutions (which include hedge funds, private equity funds, mutual funds, securitization vehicles and any other investment vehicles regardless of their size) and other foreign entities must comply with new information reporting rules with respect to their U.S. account holders and investors or confront a new withholding tax on U.S. source payments made to them. A foreign financial institution or other foreign entity that does not comply with the FATCA reporting requirements will be subject to a 30% withholding tax with respect to any “withholdable payments” made after December 31, 2012, other than such payments that are made on “obligations” that were outstanding on March 18, 2012. For this purpose, withholdable payments are U.S. source payments otherwise subject to nonresident withholding tax and also include the entire gross proceeds from the sale of any equity or debt instruments of U.S. issuers. The new FATCA withholding tax will apply regardless of whether the payment would otherwise be exempt from U.S. nonresident withholding tax (e.g., under the portfolio interest exemption or as capital gain). Treasury is authorized to provide rules for implementing the FATCA withholding regime with the existing nonresident withholding tax rules. The FATCA provisions also impose new information reporting requirements and increase related penalties for U.S. persons.

FATCA withholding will not apply to withholdable payments made directly to foreign governments, international organizations, foreign central banks or issue and individuals. Treasury is authorized to provide additional exceptions to the application of the FATCA provisions. Prospective investors should consult with their own tax advisors regarding these new provisions.

Mutual funds are required to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, each Fund’s total return may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The “average annual total return” of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges. Performance figures will be given for the most recent one, five, and ten year periods or for the life of the Fund if it has not been in existence for any such periods. When considering “average annual total return” figures for periods longer than one year, it is important to note that a Fund’s total return for any given year might have been greater or less than its average for the entire period. “Cumulative total return” represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of Fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions and redemptions)
	n =	number of years
	ATVDR =	ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total returns and aggregate total return assume an initial $1,000 investment and reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The table below shows each Fund’s average annual total returns for periods ended February 28, 2014:

	One Year	Five Years	Ten Years	Since Inception
CM Advisors Fund - Class I shares	15.64%	19.46%	4.61%	4.95%
CM Advisors Fund - Class R shares	15.22%	n/a	n/a	10.67%
CM Advisors Small Cap Value Fund - Class I shares	20.53%	n/a	n/a	12.77%
CM Advisors Small Cap Value Fund - Class C shares	19.30%	n/a	n/a	11.60%
CM Advisors Small Cap Value Fund - Class R shares	20.28%	n/a	n/a	12.48%
CM Advisors Fixed Income Fund	0.71%	6.07%	n/a	6.16%

From time to time, the Fixed Income Fund may advertise its yield. The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:
Yield = 2 [(A – B/ CD + 1)6 - 1]

Where	A =	dividends and interest earned during the period
	B =	expenses accrued for the period (net of reimbursements)
	C =	average daily number of shares outstanding during the period that were entitled to receive dividends
	D =	the maximum offering price per share on the last day of the period

The yield of the Fixed Income Fund for the 30-day period ended February 28, 2014 was 0.73%.

Each Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Advisors Fund may compare its performance to the Russell 3000 Value Index, which measures the performance of the broad value segment of the U.S. equity value universe. The Russell 3000 Value Index includes those Russell 3000 Index companies with lower price-to-book and lower forecasted growth values. The Advisors Fund may also measure its performance against the S&P 500 Index, an unmanaged index of common stock prices of 500 widely held U.S. stocks, and the Russell 3000 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fixed Income Fund may compare its performance to the Barclays U.S. Aggregate Index, which is generally considered to be representative of the performance of an unmanaged group of bond securities that are publicly traded in the United States securities markets. The Small Cap Value Fund may compare its performance to the Russell 2000 Value Index, which measures the small cap value segment of the U.S. equity universe. Fund comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Each Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance that a Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund’s past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As noted above, from time to time each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

•	Lipper ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•	Morningstar, Inc., an independent rating service, rates mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices in addition to the Prospectuses to obtain a more complete view of the Funds’ performance before investing. Of course, when comparing a Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or on the basis of total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds including reinvestment of distributions over a specified period of time.

From time to time, the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody’s). Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended February 28, 2014 , including the Financial Highlights appearing in the Prospectuses, are incorporated by reference and made a part of this document.

APPENDIX A – DESCRIPTION OF RATINGS

Each Fund may acquire from time to time debt securities as described in the Prospectuses and this SAI. The Funds are not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Funds may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Advisor:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P . The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher‑rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are not considered by the Advisor to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-term obligations rated ‘A‑1’ by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated ‘A‑2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch Ratings, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. ‘AAA’ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ’AA’ ratings denote expectations of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘ A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low . The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a very high level of risk, and a rating C signals exceptionally high levels of credit risk. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, RD and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.
 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category or to the categories below “B.” The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Advisor distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Funds are not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, each Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

CM ADVISORS FAMILY OF FUNDS
AMENDED AND RESTATED
PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (the “Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the CM Advisors Family of Funds (the “Trust”) and each series of the Trust (individually a “Fund” and collectively the “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfill their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of each Fund’s shareholders.

B.	Delegation to Fund’s Advisor

The Board believes that CM Fund Advisors (“CM”), as the Funds’ investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, CM is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and
(2)	to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve CM’s Proxy Voting and Disclosure Policy (“CM’s Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to CM’s Voting Policy no later than four (4) months after adoption by CM.

C.	Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy, a vote shall be considered in the best interest of a Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in CM’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

Provided CM is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced CM with respect to a matter to which the Fund is entitled to vote, a proxy voting decision by CM shall not be considered to present a conflict between the interest of the Fund’s shareholders and those of the Fund’s principal underwriter or an affiliated person of the principal underwriter.

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Each Fund will disclose this Policy, or a description of the Policy, to its shareholders by including it as an appendix to its Statement of Additional Information (“SAI”) on Form N-1A. Each Fund will also notify its shareholders in the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The Fund will send this description of the Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, the Funds will file Form N-PX with the SEC no later than August 31st of each year. The Funds will disclose on Form N-PX each Fund’s complete proxy voting record for the twelve-month period ended June 30th.

The Funds shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to a Fund was entitled to vote:

(1)	The name of the issuer of the portfolio security;
(2)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(3)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(4)	The shareholder meeting date;
(5)	A brief identification of the matter voted on;
(6)	Whether the matter was proposed by the issuer or by a security holder;
(7)	Whether the Fund cast its vote on the matter;
(8)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(9)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If a Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If a Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of CM’s records.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by CM that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The proxy voting committee of the Trust (“Proxy Voting Committee”) shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or CM, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted as of the 7th day of May, 2003.
Amended the 17th day of February, 2006.
Restated the 18th day of October, 2010.

CENTURY MANAGEMENT AND CM ADVISORS FAMILY OF FUNDS

PROXY VOTING AND DISCLOSURE POLICY
(Amended March 3, 2011)

I.	Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Investment Advisers Act of 1940 (the “Advisers Act”) that address an investment adviser’s fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the “Advisers Act Amendments”).

The Advisers Act Amendments require that Century Management and the CM Advisors Family of Funds (“Advisor”) to adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Advisor has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that Advisor complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Funds, and their shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these policies and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

Advisor believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Advisor is committed to voting corporate proxies in the manner that serves the best interests of their clients.

The following details Advisor’s philosophy and practice regarding the voting of proxies.

A.	General

Advisor believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

B.	Procedures

To implement Advisor’s proxy voting policies, Advisor has developed the following procedures for voting proxies.

1.	Upon receipt of a corporate proxy by Advisor, the special or annual report and the proxy are submitted to Advisor’s proxy voting manager (the “Proxy Manager”), currently James Brilliant, Co-CIO, Portfolio Manager. Mr. Brilliant shall deliver or have his secretary deliver the proxy materials to the specific analyst following the company. It shall be the responsibility of the analyst assigned to follow the company to review each proxy proposal to determine how to vote each question in the best interest of Century Management’s clients. After determining how best to vote the proxy the information shall be returned to either Jim Brilliant or Aaron Buckholtz for a final review.

2.	Jim Brilliant or Aaron Buckholtz, Head of Trading, shall review the proxy materials and the analyst’s rationale for voting the proxies in a particular manner. The reviewer shall take into consideration how to vote the proxy in the best interests of clients and the provisions of Advisor’s Voting Guidelines in Section C below. If in agreement and after a decision has been reached, a list of the proxy proposal questions and answers shall be delivered to the Executive Secretary (Anette Brewster) to vote the proxies.

3.	The Proxy Manager or person directed by the Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Funds) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Advisor’s files.

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to provide a final decision as to how to vote a proxy, then Aaron Buckholtz shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

While Advisor’s policy is to review each proxy proposal on its individual merits, Advisor has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

A.	Corporate Governance

1.	Election of Directors and Similar Matters

In an uncontested election, Advisor will generally vote in favor of management’s proposed directors. In a contested election, Advisor will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors, Advisor will review any contested proposal on its merits.

Notwithstanding the foregoing, Advisor expects to support proposals that fairly align management, employees and the Board of Directors with those of shareholders:

•	Generally voting against cumulative voting as a result of a classified board structure prevents shareholders from electing a full slate of directors at annual meetings; and
•	Limit directors’ liability and broaden directors’ indemnification rights;

And expects to generally vote against proposals to:

•	Adopt the use of cumulative voting; and
•	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

2.	Audit Committee Approvals

Advisor generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances. Advisor will generally vote to ratify management’s recommendation and selection of auditors.

3.	Shareholder Rights

Advisor may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Advisor expects to generally support proposals to:

•	Adopt confidential voting and independent tabulation of voting results; and
•	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

•	Adopt super-majority voting requirements; and
•	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

4.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Advisor may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, Advisor expects to generally support proposals to:

•	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
•	Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
•	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

•	Adopt classified boards of directors;
•	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
•	Require a company to consider the non-financial effects of mergers or acquisitions.

5.	Capital Structure Proposals

Advisor will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Notwithstanding the foregoing, Advisor expects to generally support proposals to:

•	Eliminate preemptive rights.

B.	Compensation

1.	General

Advisor generally supports proposals that encourage the disclosure of a company’s compensation policies. In addition, Advisor generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Advisor may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, Advisor expects to generally support proposals to:

•	Require shareholders approval of golden parachutes; and
•	Adopt golden parachutes that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

•	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.

2.	Stock Option Plans and Share Issuances

Advisor evaluates proposed stock option plans and share issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Advisor may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company. We believe that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders. We believe that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, we generally will vote against stock option plans. However, we will review these proposals on a case-by-case basis to determine that shareholders interests are being represented. We certainly are in favor of management, directors and employees owning stock, but prefer that the shares are purchased in the open market.

Notwithstanding the foregoing, Advisor expects to generally vote against proposals to:

•	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

C.	Corporate Responsibility and Social Issues

Advisor generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. Accordingly, Advisor will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Advisor may vote against corporate responsibility and social issue proposals that Advisor believes will have substantial adverse economic or other effects on a company, and Advisor may vote for corporate responsibility and social issue proposals that Advisor believes will have substantial positive economic or other effects on a company.

III.	Conflicts

In cases where Advisor is aware of a conflict between the interests of a client(s) and the interests of Advisor or an affiliated person of Advisor (e.g., a portfolio holding is a client or an affiliate of a client of Advisor), the Advisor will ask an independent third party to review the issue and vote on what they believe to be in the best interest of the client(s).

IV.	Advisor Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Advisor on how its securities were voted. Advisor will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Advisor. Upon receiving a written request from a client, Advisor will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Advisor to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Advisor will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Advisor will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Recordkeeping

Advisor shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)	With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Advisor. These records may be kept as part of Advisor’s records.

Advisor may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Advisor that are maintained with a third party such as a proxy voting service, provided that Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request. Advisor reserves the right to modify and amend this policy without notice anytime.

PART C.	OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the CM Advisors Family of Funds ("Registrant")[1]

(b)	Amended and Restated By-Laws for the Registrant[1]

(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered.

(d)(1)	Investment Advisory Agreement between the Registrant and Van Den Berg Management, Inc. d/b/a CM Fund Advisers ("Advisor"), as advisor to the CM Advisors Fund[1]

(i)	First Amendment to the Investment Advisory Agreement between the Registrant and the Advisor, as advisor to the CM Advisors Fund[9]

(d)(2)	Investment Advisory Agreement between the Registrant and the Advisor, as advisor to the CM Advisors Fixed Income Fund[2]

(d)(3)	Investment Advisory Agreement between the Registrant and the Advisor, as advisor to the CM Advisors Small Cap Value Fund (formerly the CM Advisors Value Fund)[7]

(d)(4)	Form of Investment Advisory Agreement between the Registrant and the Advisor, as advisor to the CM Advisors Micro Cap Value Fund[10]

(d)(5)	Investment Advisory Agreement between the Registrant and the Advisor, as advisor to the CM Advisors Defensive Fund – Filed herewith

(e)	Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC (“Distributor”)[9]

(f)	Not applicable

(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A.[3]

(g)(2)	First Amendment to Custody Agreement[7]

(g)(3)	Second Amendment to Custody Agreement[11]

(g)(4)	Third Amendment to Custody Agreement – Filed herewith

(h)(1)	Second Amended and Restated Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Fund[8]

(h)(2)	Second Amended and Restated Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Fixed Income Fund[8]

(h)(3)	Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Small Cap Value Fund (formerly the CM Advisors Value Fund)[7]

(h)(4)	Form of Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Micro Cap Value Fund[10]

(h)(5)	Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Defensive Fund – Filed herewith

(h)(6)	Administration Agreement between the Registrant and Ultimus Fund Solutions, LLC[3]

(h)(7)	Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC[3]

(h)(8)	Transfer Agent and Shareholder Services Agreement between the Registrant and Ultimus Fund Solutions, LLC[3]

(i)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant[1]

(j)	Consent of Independent Registered Public Accounting Firm – Filed herewith

(k)	Not applicable

(l)	Initial Subscription Agreement[1]

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1 for the CM Advisors Fund[8]

(m)(2)	Plan of Distribution Pursuant to Rule 12b-1 for the CM Advisors Small Cap Value Fund[8]

(m)(3)	Form of Plan of Distribution Pursuant to Rule 12b-1 for the CM Advisors Micro Cap Value Fund[10]

(m)(4)	Form of Plan of Distribution Pursuant to Rule 12b-1 for the CM Advisors Defensive Fund[12]

(n)	Rule 18f-3 Multi-Class Plan[8]

(o)	Reserved

(p)(1)	Code of Ethics of the Registrant – Filed herewith

(p)(2)	Code of Ethics of the Advisor – Filed herewith

(p)(3)	Code of Ethics of Ultimus Fund Distributors, LLC[9]

Other	Powers of Attorney[10]

1.	Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 12, 2003

2.	Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on March 15, 2006
3.	Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on June 29, 2007
4.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on June 27, 2008
5.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed on June 26, 2009
6.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 on Form N-1A filed on April 29, 2010
7.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 on Form N-1A filed on April 29, 2011
8.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 2011
9.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16 on Form N-1A filed on June 28, 2012
10.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-1A filed on September 14, 2012
11.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed on June 27, 2013
12.	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 on Form N-1A filed on March 5, 2014

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

“Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

The Investment Advisory Agreements with the Advisor provide that the Advisor shall not be liable for any error of judgment or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services as defined in the Agreement (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940) or a loss resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, the Agreement. The Investment Advisory Agreements further provide that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Registrant's registration statement under the Investment Company Act of 1940 or the Securities Act of 1933, except for information supplied by the Advisor for inclusion therein, and that the Registrant agrees to indemnify the Advisor to the full extent permitted by the Registrant's Trust Instrument.

The Distribution Agreement with the Distributor provides that the Registrant will indemnify and hold harmless the Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of the Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of the Distributor's duties or from the reckless disregard by any of such persons of the Distributor's obligations and duties under the Agreement, for all of which exceptions the Distributor shall be liable to the Registrant.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers, as well as the Advisor. Coverage under the policy generally includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty, with exceptions.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Advisor is found under the caption of “Management and Administration - Investment Advisor” in the Prospectuses and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the Registrant. The directors and officers of the Advisor have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures of a substantial nature (other than those resulting from their roles as officers and directors of the Advisor).

ITEM 32.	Principal Underwriter

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

Williamsburg Investment Trust	The Investment House Funds
The Berwyn Funds	Hussman Investment Trust
TFS Capital Investment Trust	Schwartz Investment Trust
Papp Investment Trust	Profit Funds Investment Trust
AlphaMark Investment Trust	Stralem Fund
Piedmont Investment Trust	WST Investment Trust
Gardner Lewis Investment Trust	Ultimus Managers Trust
The First Western Funds Trust	The Cutler Trust

(b)	Name	Position with Distributor	Position with Registrant
	Robert G. Dorsey	President/Managing Director	Assistant Vice President
	Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
	Gary R. Tenkman	Managing Director	None
	Craig J. Hunt	Vice President	None
	Tina H. Bloom	Vice President	Assistant Secretary
	Wade R. Bridge	Vice President	Assistant Secretary
	Kristine M. Limbert	Vice President	None
	Stephen L. Preston	Chief Compliance Officer	Assistant Vice President
	Douglas K. Jones	Vice President	None
	Nancy A. Aleshire	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

ITEM 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or the Advisor, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. Certain records, including records relating to the possession of the Registrant’s securities, may be maintained at the offices of the Registrant’s custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

ITEM 34.	Management Services Not Discussed in Parts A or B

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Austin, and State of Texas on this 30th day of June, 2014.

CM ADVISORS FAMILY OF FUNDS

By:	/s/ Arnold Van Den Berg
Arnold Van Den Berg, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Date

/s/ Arnold Van Den Berg	June 30, 2014
Arnold Van Den Berg, Trustee and President

/s/ James D. Brilliant	June 30, 2014
James D. Brilliant, Trustee and Treasurer

*	June 30, 2014
Brian R. Bruce, Trustee

*	June 30, 2014
Aaron S. Buckholtz, Trustee		By:	/s/ Tina H. Bloom
Tina H. Bloom
*	June 30, 2014		Attorney-in-fact*
Mark F. Ivan, Trustee			June 30, 2014

*	June 30, 2014
Richard M. Lewis, Trustee

*	June 30, 2014
A. Zorel Paritzky, M.D., Trustee

*	June 30, 2014
William R. Reichenstein, Ph.D., Trustee

*	June 30, 2014
Scott Van Den Berg, Trustee and Secretary

INDEX TO EXHIBITS

Item

28(d)(5)	Investment Advisory Agreement between the Registrant and the Advisor, as Advisor to the CM Advisors Defensive Fund

28(g)(4)	Third Amendment to Custody Agreement

28(h)(5)	Expense Limitation Agreement between the Registrant and the Advisor for the CM Advisors Defensive Fund

28(j)	Consent of Independent Registered Public Accounting Firm

28(p)(1)	Code of Ethics of CM Advisors Family of Funds

28(p)(2)	Code of Ethics of Van Den Berg Management I, Inc./DBA Century Management and CM Fund Advisors